PIMCO Funds Prospectus

Multi-Manager Series

June 1, 2000

Share Class
D

----------------------------
GROWTH STOCK FUNDS
Growth Fund
Select Growth Fund
Target Fund

----------------------------
BLEND STOCK FUNDS
Capital Appreciation Fund
Mid-Cap Fund

----------------------------
VALUE STOCK FUNDS
Equity Income Fund
Renaissance Fund
Value Fund

----------------------------
ENHANCED INDEX STOCK FUNDS
Tax-Efficient Equity Fund

----------------------------
SECTOR-RELATED STOCK FUNDS
Innovation Fund
Global Innovation Fund


                                                           [LOGO OF PIMCO FUNDS]

This cover is not part of the Prospectus.

            PIMCO Funds Prospectus

PIMCO       This Prospectus describes 11 mutual funds offered by PIMCO Funds:
Funds:      Multi-Manager Series. The Funds provide access to the professional
Multi-      investment advisory services offered by PIMCO Advisors L.P. and
Manager     its investment management affiliates. As of March 31, 2000, PIMCO
Series      Advisors and its affiliates managed approximately $264 billion, including assets for 67 of the 200 largest U.S. corporations.
June 1,
2000        The Prospectus explains what you should know about the Funds before you invest. Please read it carefully.
Share
Class D     The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

1  PIMCO Funds: Multi-Manager Series

            Table of Contents

         Summary Information..............................................   3
         Fund Summaries
           Capital Appreciation Fund......................................   5
           Equity Income Fund.............................................   7
           Global Innovation Fund.........................................   9
           Growth Fund....................................................  11
           Innovation Fund................................................  13
           Mid-Cap Fund...................................................  15
           Renaissance Fund...............................................  17
           Select Growth Fund.............................................  19
           Target Fund....................................................  21
           Tax-Efficient Equity Fund......................................  23
           Value Fund.....................................................  25
         Summary of Principal Risks.......................................  27
         Management of the Funds..........................................  29
         How Fund Shares Are Priced.......................................  32
         How to Buy and Sell Shares.......................................  33
         Fund Distributions...............................................  35
         Tax Consequences.................................................  36
         Characteristics and Risks of Securities and Investment
          Techniques......................................................  36
         Financial Highlights.............................................  43

                                                                   Prospectus  2

             Summary Information

             The table below lists the investment objectives and compares certain investment characteristics of the Funds. Other important characteristics are described in the individual Fund Summaries beginning on page 5.

                                                                                                              Approximate
                PIMCO                Investment               Main                                            Number of
                Fund                 Objective                Investments                                     Holdings
-------------------------------------------------------------------------------------------------------------------------
Growth Stock    Growth               Long-term growth of      Common stocks of companies with                 35-40
Funds                                capital; income is       market capitalizations of at least $5 billion
                                     an incidental
                                     consideration
           --------------------------------------------------------------------------------------------------------------
                Select Growth        Long-term growth of      Common stocks of companies with                 15-25
                                     capital; income is an    market capitalizations of at least $10 billion
                                     incidental consideration
           --------------------------------------------------------------------------------------------------------------
                Target               Capital appreciation;    Common stocks of companies with                 40-60
                                     no consideration is      market capitalizations of between $1 billion
                                     given to income          and $10 billion
-------------------------------------------------------------------------------------------------------------------------
Blend Stock     Capital Appreciation Growth of capital        Common stocks of companies with market          60-100
Funds                                                         capitalizations of at least $1 billion that
                                                              have improving fundamentals and whose stock is
                                                              reasonably valued by the market
           --------------------------------------------------------------------------------------------------------------
                Mid-Cap              Growth of capital        Common stocks of companies with market          60-100
                                                              capitalizations of more than $500 million
                                                              (excluding the largest 200 companies) that have
                                                              improving fundamentals and whose stock is
                                                              reasonably valued by the market
-------------------------------------------------------------------------------------------------------------------------
Value Stock     Equity Income        Current income as a      Income-producing common stocks of               40-50
Funds                                primary objective;       companies with market capitalizations of
                                     long-term growth of      more than $2 billion
                                     capital as a secondary
                                     objective
           --------------------------------------------------------------------------------------------------------------
                Renaissance          Long-term growth of      Common stocks of companies with below-average   50-80
                                     capital and income       valuations whose business fundamentals are
                                                              expected to improve
           --------------------------------------------------------------------------------------------------------------
                Value                Long-term growth of      Common stocks of companies with market          40
                                     capital and income       capitalizations of more than $10 billion and
                                                              below-average valuations whose business
                                                              fundamentals are expected to improve
-------------------------------------------------------------------------------------------------------------------------
Enhanced Index  Tax-Efficient Equity Maximum after-tax        A broadly diversified portfolio of at least 200 More than
Stock Funds                          growth of capital        common stocks of companies represented in       200
                                                              the S&P 500 Index with market capitalizations
                                                              of more than $5 billion
-------------------------------------------------------------------------------------------------------------------------
Sector-Related  Innovation           Capital appreciation;    Common stocks of technology-related             40
Stock Funds                          no consideration is      companies with market capitalizations of more
                                     given to income          than $200 million
           --------------------------------------------------------------------------------------------------------------
                Global Innovation    Capital appreciation;    Common stocks of U.S. and non-U.S.              30-60
                                     no consideration is      technology-related companies with market
                                     given to income          capitalizations of more than $200 million
                Approximate
                Capitalization
                Range
-------------------------------------------------------------------------------------------------------------------------
Growth Stock    At least $5 billion
Funds
           --------------------------------------------------------------------------------------------------------------
                At least $10 billion
           --------------------------------------------------------------------------------------------------------------
                Between $1 billion and
                $10 billion
-------------------------------------------------------------------------------------------------------------------------
Blend Stock     At least $1 billion
Funds
           --------------------------------------------------------------------------------------------------------------
                More than $500 million
                (excluding the largest
                200 companies)
-------------------------------------------------------------------------------------------------------------------------
Value Stock     More than $2 billion
Funds
           --------------------------------------------------------------------------------------------------------------
                All capitalizations
           --------------------------------------------------------------------------------------------------------------
                More than $10 billion
-------------------------------------------------------------------------------------------------------------------------
Enhanced Index  More than $5 billion
Stock Funds
-------------------------------------------------------------------------------------------------------------------------
Sector-Related  More than $200 million
Stock Funds
           --------------------------------------------------------------------------------------------------------------
                More than $200 million

Fund         The Funds provide a broad range of investment choices. The
Descriptions,following Fund Summaries identify each Fund's investment Performance objective, principal investments and strategies, principal risks,
and Fees     performance information and fees and expenses. A more detailed
             "Summary of Principal Risks" describing principal risks of investing in the Funds begins after the Fund Summaries.

             It is possible to lose money on investments in the Funds. An investment in a Fund is not a deposit of a bank and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency.


3 PIMCO Funds: Multi-Manager Series

                      (This page left blank intentionally.)


                                                                   Prospectus  4

            PIMCO Capital Appreciation Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Larger capitalization  At least $1 billion
and           Seeks growth         common stocks
Strategies    of capital

              Fund Category        Approximate Number     Dividend Frequency
              Blend Stocks         of Holdings            At least annually
                                   60-100

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with larger market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Growth Securities Risk  . Management Risk
             . Issuer Risk           . Focused Investment Risk
             . Value Securities Risk . Credit Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares.
            Past performance is no guarantee of future results.


5 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     23.79%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -14.22%

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
         7.08%  17.24%  -4.64%  36.61%  26.30%  33.70%  17.14%  22.24%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                       Fund Inception
                                                        1 Year 5 Years (3/8/91)(/3/)
            -------------------------------------------------------------------------
         Class D                                        22.24% 26.99%  19.60%
            -------------------------------------------------------------------------
         S&P 500 Index(/1/)                             21.04% 28.56%  19.75%
            -------------------------------------------------------------------------
         Lipper Capital Appreciation Fund Average(/2/)  41.82% 22.88%  16.55%
            -------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Capital Appreciation Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that have an investment objective of maximum capital appreciation. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that its not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------


                                                                   Prospectus  6

            PIMCO Equity Income Fund

--------------------------------------------------------------------------------

Principal     Investment Objective            Fund Focus                       Approximate Capitalization Range
Investments   Seeks current income as a       Income producing common          More than $2 billion
and           primary objective, and          stocks with potential
Strategies    long-term growth of capital     for capital appreciation
              as a secondary objective

              Fund Category                   Approximate Number of Holdings   Dividend Frequency
              Value Stocks                    40-50                            Quarterly


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in income-producing (e.g., dividend-paying) common stocks of companies with market capitalizations of more than $2 billion at the time of investment. The Fund may also invest in convertible securities and preferred stocks.

             The Fund's initial selection universe consists of the 1,000 largest publicly traded companies (in terms of market capitalization) in the U.S. The portfolio managers classify the universe by industry. They then identify the most undervalued stocks in each industry based mainly on relative P/E ratios, calculated both with respect to trailing operating earnings and forward earnings estimates. From this group of stocks, the Fund buys approximately 25 stocks with the highest dividend yields. The portfolio managers then screen the most undervalued companies in each industry by dividend yield to identify the highest yielding stocks in each industry. From this group, the Fund buys approximately 25 additional stocks with the lowest P/E ratios.

             In selecting stocks, the portfolio managers consider quantitative factors such as price momentum (based on changes in stock price relative to changes in overall market prices), earnings momentum (based on analysts' earnings per share estimates and revisions to those estimates), relative dividend yields, valuation relative to the overall market and trading liquidity. The portfolio managers may replace a stock when a stock within the same industry group has a considerably higher dividend yield or lower valuation than the Fund's current holding.

             The Fund may invest up to 15% of its assets in foreign
            securities, usually in the form of American Depository Receipts
            (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Foreign Investment Risk . Credit Risk
             . Issuer Risk           . Currency Risk           . Management Risk
             . Value Securities Risk . Interest Rate Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table is based on the performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

7  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (4/1/99-
                                                           6/30/99)      15.98%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -10.99%

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
        14.29%   8.04%  -2.00%  32.94%  21.00%  30.87%   8.07%  -2.22%


                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                                 1 Year 5 Years (3/8/91)(/3/)
            ------------------------------------------------------------------
         Class D                                 -2.22%  17.34% 13.83%
            ------------------------------------------------------------------
         S&P 500 Index(/1/)                      21.04%  28.56% 19.75%
            ------------------------------------------------------------------
         Lipper Equity Income Fund Average(/2/)   4.88%  17.92% 14.28%
            ------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 3/8/91. Index comparisons begin on 2/28/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus  8

            PIMCO Global Innovation Fund


------------------------------------------------------------------------------------------------------------------------
Principal     Investment Objective                 Fund Focus                          Approximate Capitalization Range
Investments   Seeks capital appreciation; no       Common stocks of U.S. and non-      More than $200 million
and           consideration is given to income     U.S. technology-related companies
Strategies                                                                             Dividend Frequency
              Fund Category                        Approximate Number of Holdings      At least annually
              Sector-Related Stocks                30-60

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of U.S. and non-U.S. companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and/or service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in a particular business sector or industry.

              The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

              Although the Fund invests principally in common stocks, the Fund may also invest in other types of equity securities, including preferred stocks and convertible securities. The Fund will invest in the securities of issuers located in at least three countries (one of which may be the United States). Although the Fund normally invests in securities traded principally in the securities markets of developed countries, the Fund has no prescribed limits on geographic asset distribution and may invest in any foreign securities market in the world, including in emerging markets. The Fund may utilize foreign currency exchange contracts and derivative instruments (such as stock index futures contracts), primarily for risk management or hedging purposes.

              In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:


              . Market Risk               . Derivatives Risk           . Leveraging Risk
              . Issuer Risk               . Foreign Investment Risk    . Credit Risk
              . Growth Securities Risk    . Emerging Markets Risk      . Management Risk
              . Smaller Company Risk      . Currency Risk
              . Liquidity Risk            . Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The Fund commenced operations in December 1999 and does not yet Information have a full calendar year of performance. Thus, no bar chart or
            Average Annual Total Returns table is included for the Fund.

9  PIMCO Funds: Multi-Manager Series

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets):

                           Distribution                    Total Annual
                  Advisory and/or Service    Other         Fund Operating Fee         Net
                  Fees     (12b-1) Fees(/1/) Expenses(/2/) Expenses       Waiver(/3/) Expenses(/3/)
            ---------------------------------------------------------------------------------------
         Class D  1.00%    0.25%             0.64%         1.89%          0.04%       1.85%
            ---------------------------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment Company Act of 1940. Up to 0.25% per year of the total Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.85% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see "Management of the Funds--Administrative Fees" for details. The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD"). To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses, which is based on estimated amounts for the Fund's initial fiscal year, reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees, and 0.04% representing the Fund's organizational expenses as attributed to the class ("Organizational Expenses").
            (3) Net Expenses reflect the effect of a contractual agreement by
                PIMCO Advisors to waive, reduce or reimburse its Administrative Fee for Class D shares in an amount that, in essence, is equal to the Fund's Organizational Expenses attributed to the class. Because the Organizational Expenses will all be accounted for in the Fund's initial fiscal year, the Fund's reasonable expectation is that the relevant conditions will not continue after the Fund's fiscal year ending June 30, 2000.

            Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.(/1/)

                  Year 1                 Year 3
            -----------------------------------
         Class D  $188                   $582
            -----------------------------------

            (1) The Examples are based on the Net Expenses shown in the preceding table.
                                                                   Prospectus

            PIMCO Growth Fund



------------------------------------------------------------------------------------------------------
Principal     Investment Objective  Fund Focus                        Approximate Capitalization Range
Investments   Seeks long-term       Larger capitalization             At least $5 billion
and           growth of capital;    common stocks
Strategies    income is an                                            Dividend Frequency
              incidental            Approximate Number of Holdings    At least annually
              consideration         35-40

              Fund Category
              Growth Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $5 billion at the time of investment.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:


             . Market Risk               . Foreign Investment Risk     . Credit Risk
             . Issuer Risk               . Currency Risk               . Management Risk
             . Growth Securities Risk    . Focused Investment Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. This is because the Fund has not had Class D shares outstanding for a full calendar year. Although Class D and Class C shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class C performance because of the lower expenses paid by Class D shares. The Class C performance in the bar chart and the information to its right do not reflect the impact of sales charges (loads). If they did, the returns would be lower than those shown. Unlike the bar chart, performance figures for Class C shares in the Average Annual Total Returns table reflect the impact of sales charges.

             For periods prior to the inception of Class D shares (11/1/99), the Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of Class C shares, adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

11 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class C


                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     36.21%
                                                           --------------------
                                                           Lowest (7/1/90-
                                                           9/30/90)     -13.14%

                                    [GRAPH]

                                 Annual Return

   90      91      92      93      94      95      96      97      98      99
 0.29%  41.88%   2.08%   9.32%  -0.75%  27.47%  17.52%  21.84%  38.90%  39.83%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                  Fund Inception
                                          1 Year 5 Years 10 Years (2/24/84)(/3/)
            --------------------------------------------------------------------
         Class C                          38.83% 28.80%  18.77%   19.25%
            --------------------------------------------------------------------
         Class D                          40.86% 29.75%  19.66%   20.14%
            --------------------------------------------------------------------
         S&P 500 Index(/1/)               21.04% 28.56%  18.21%   18.60%
            --------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)  29.23% 25.03%  16.48%   16.27%
            --------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 2/24/84. Index comparisons begin on 2/29/84.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.50%      0.25%               0.40%           1.15%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $117       $365                $633            $1,398
            --------------------------------------------------------------------


                                                                   Prospectus 12

            PIMCO Innovation Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus                    Approximate Capitalization Range
Investments   Objective            Common stocks of              More than $200 million
and           Seeks capital        technology-related
Strategies    appreciation;        companies                     Dividend Frequency
              no consideration                                   At least annually
              is given to income

              Fund                 Approximate Number of Holdings
              Category             40
              Sector-Related
              Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies which utilize new, creative or different, or "innovative," technologies to gain a strategic competitive advantage in their industry, as well as companies that provide and service those technologies. The Fund identifies its investment universe of technology-related companies primarily by reference to classifications made by independent firms, such as Standard & Poor's (for example, companies classified as "Information Technology" companies), and by identifying companies that derive a substantial portion of their revenues from the manufacture, sale and or/service of technological products. Although the Fund emphasizes companies which utilize technologies, it is not required to invest exclusively in companies in a particular business sector or industry.

             The portfolio manager selects stocks for the Fund using a
            "growth" style. The portfolio manager seeks to identify technology-related companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that earnings or market sentiment are disappointing, if the company does not meet or exceed consensus estimates on revenues and/or earnings or if an alternative investment is more attractive.

             Although the Fund invests principally in common stocks, the Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:


             . Market Risk             . Smaller Company Risk    . Currency Risk
             . Issuer Risk             . Liquidity Risk          . Credit Risk
             . Focused Investment Risk . Foreign Investment Risk . Management Risk
             . Growth Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. The prior Class A performance has been adjusted to reflect that there are no sales charges (loads) paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

13 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     80.23%
                                                           --------------------
                                                           Lowest (1/1/97-
                                                           3/31/97)     -12.56%

                                    [GRAPH]

                                 Annual Return

                   95        96        97        98        99
                45.33%    23.60%     9.03%    79.65%   140.42%


                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                          Fund Inception
                                                          1 Year  5 Years (12/22/94)(/3/)
            -----------------------------------------------------------------------------
         Class D                                          140.42%  53.27% 52.89%
            -----------------------------------------------------------------------------
         S&P 500 Index(/1/)                                21.04%  28.56% 28.56%
            -----------------------------------------------------------------------------
         Lipper Science and Technology Fund Average(/2/)  134.77%  40.91% 40.91%
            -----------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Science and Technology Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest at least 65% of their assets in science and technology stocks. It does not take into account sales charges.
            (3) The Fund began operations on 12/22/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.65%      0.25%               0.40%           1.30%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $132       $412                $713            $1,568
            --------------------------------------------------------------------

                                                                   Prospectus 14

            PIMCO Mid-Cap Fund

--------------------------------------------------------------------------------

Principal     Investment         Fund Focus                       Approximate Capitalization Range
Investments   Objective          Medium                           More than $500 million (excluding
and           Seeks growth of    capitalization                   the largest 200 companies)
Strategies    capital            common stocks

              Fund               Approximate Number of Holdings   Dividend Frequency
              Category           60-100                           At least annually
              Blend Stocks


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with medium market capitalizations that have improving fundamentals (based on growth criteria) and whose stock is reasonably valued by the market (based on value criteria).

             In making investment decisions for the Fund, the portfolio management team considers companies in the U.S. market with market capitalizations of more than $500 million, but excluding the 200 largest capitalization companies. The team screens the stocks in this universe for a series of growth criteria, such as dividend growth, earnings growth, relative growth of earnings over time (earnings momentum) and the company's history of meeting earnings targets (earnings surprise), and also value criteria, such as price-to-earnings, price-to-book and price-to-cash flow ratios. The team then selects individual stocks by subjecting the top 10% of the stocks in the screened universe to a rigorous analyses of company factors, such as strength of management, competitive industry position, and business prospects, and financial statement data, such as earnings, cash flows and profitability. The team may interview company management in making investment decisions. The Fund's capitalization criteria applies at the time of investment.

             The portfolio management team rescreens the universe frequently and seeks to consistently achieve a favorable balance of growth and value characteristics for the Fund. The team looks to sell a stock when it falls below the median ranking, has negative earnings surprises, or shows poor price performance relative to all stocks in the Fund's capitalization range or to companies in the same business sector. A stock may also be sold if its weighting in the portfolio becomes excessive (normally above 2% of the Fund's investments).

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:


             . Market Risk            . Growth Securities Risk  . Focused Investment Risk
             . Issuer Risk            . Smaller Company Risk    . Credit Risk
             . Value Securities Risk  . Liquidity Risk          . Management Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Past performance is no guarantee of future results.

15  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     22.91%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -14.46%

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
         8.75%  15.32%  -2.76%  36.76%  22.87%  33.65%   7.80%  12.52%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                            1 Year   5 Years   (8/26/91)(/3/)
            -----------------------------------------------------------------
         Class D                            12.52%   22.19%    17.16%
            -----------------------------------------------------------------
         Russell Mid-Cap Index(/1/)         18.23%   21.85%    17.31%
            -----------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   39.38%   23.07%    16.94%
            -----------------------------------------------------------------

            (1) The Russell Mid-Cap Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 8/26/91. Index comparisons begin on 8/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fees paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus 16

            PIMCO Renaissance Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Undervalued            All capitalizations
and           Seeks long-term      stocks with
Strategies    growth of            improving              Dividend Frequency
              capital and          business               Quarterly
              income               fundamentals

              Fund Category        Approximate Number of Holdings
              Value Stocks         50-80

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with below-average valuations whose business fundamentals are expected to improve. Although the Fund typically invests in companies with market capitalizations of $1 billion to $10 billion at the time of investment, it may invest in companies in any capitalization range. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in common stocks of companies having below-average valuations whose business fundamentals, such as market share, strength of management and competitive position, are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:


              . Market Risk            . Foreign Investment Risk   . Credit Risk
              . Issuer Risk            . Currency Risk             . Management Risk
              . Value Securities Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Class C shares, which are offered in a different prospectus. The prior Class C performance has been adjusted to reflect that there are no sales charges (loads) and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

             The Average Annual Total Returns table also shows estimated historical performance for Class D shares. Prior to the inception of Class D shares (4/8/98), the performance is based on the performance of the Fund's Class C shares, adjusted to reflect that there are no sales charges and lower distribution and/or service (12b-1) fees paid by Class D shares. Prior to May 7, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

17  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/98-
                                                           12/31/98)     18.65%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -16.60%

                                    [GRAPH]

                                 Annual Return

    90      91      92      93      94      95      96      97      98      99
-14.82%  34.22%   8.58%  22.13%  -4.34%  28.55%  25.32%  35.89%  11.66%   9.90%

                  Calendar Year End (through 12/31/99)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                Fund Inception
                                        1 Year 5 Years 10 Years (4/18/88)(/3/)
            ------------------------------------------------------------------
         Class D                        9.90%  21.86%  14.57%   14.01%
            ------------------------------------------------------------------
         Russell 1000 Value Index(/1/)  7.34%  23.08%  15.60%   16.38%
            ------------------------------------------------------------------
         Lipper Equity Income Fund
          Average(/2/)                  4.77%  18.02%  12.85%   13.54%
            ------------------------------------------------------------------

            (1) The Russell 1000 Value Index is an unmanaged index that measures the performance of companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. It is not possible to invest directly in the index. The Russell 1000 Value Index replaced the S&P 500 Index (an unmanaged index of large capitalization common stocks) as one of the Fund's comparative indexes because PIMCO Advisors believes the Russell 1000 Value Index is more representative of the Fund's investment strategies. For periods ended December 31, 1999, the 1 Year, 5 Years, 10 Years and Fund Inception average annual total returns of the S&P 500 Index were 21.04%, 28.56%, 18.21% and 19.06%, respectively. It is not possible to invest directly in the index.
            (2) The Lipper Equity Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that seek relatively higher growth of income through investing 60% or more of their portfolios in equities. It does not take into account sales charges.
            (3) The Fund began operations on 4/18/88. Index comparisons begin on 4/30/88.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.60%      0.25%               0.40%           1.25%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds-- Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $127       $397                $686            $1,511
            --------------------------------------------------------------------

                                                                   Prospectus 18

PIMCO Select Growth Fund
--------------------------------------------------------------------------------

Principal     Investment Objective    Fund Focus             Approximate
Investments                           Larger capitalization  Capitalization Range
and           Seeks long-term         common stocks          At least $10 billion
Strategies    growth of
              capital; income         Approximate Number     Dividend Frequency
              is an incidental        of Holdings            At least annually
              consideration           15-25

              Fund Category
              Growth Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of at least $10 billion at the time of investment. The Fund normally invests in the securities of 15 to 25 issuers.

            The portfolio manager selects stocks for the Fund using a "growth" style. The portfolio manager seeks to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio manager seeks to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio manager believes that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive. The Fund is "non-diversified," which means that it invests in a relatively small number of issuers.

            The Fund may invest up to 25% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

             .Market Risk           .Growth Securities    .Credit Risk
             .Issuer Risk            Risk                 .Management Risk
             .Focused Investment    .Foreign Investment
              Risk                   Risk
                                    .Currency Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. This is because the Fund did not offer Class
            D shares during the periods shown. Although Class D and Institutional Class shares would have similar annual returns (because all the Fund's shares represent interests in the same portfolio of securities), Class D performance would be lower than Institutional Class performance because of the higher expenses paid by Class D shares.

            The Average Annual Total Returns table also shows estimated historical performance for Class D shares. The estimated Class D performance is based on the performance of the Fund's Institutional Class shares, adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares.

            The performance information on the next page reflects the Fund's advisory fee level in effect prior to April 1, 2000 (0.57% per annum); these results would have been lower had the Fund's current advisory fee level (0.60% per annum) then been in effect. Prior to July 1, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. In addition, the Fund changed its investment objective and policies on April 1, 2000; the performance results shown on the next page would not necessarily have been achieved had the Fund's current objective and policies then been in effect. Past performance is no guarantee of future results.

19  PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Institutional Class


                                                            Highest and Lowest
                                                            Quarter Returns
                                                            (for periods shown
                                                            in the bar chart)
                                                            --------------------
                                                            Highest (10/1/98-
                                                            12/31/98)     24.90%
                                                            --------------------
                                                            Lowest (7/1/98-
                                                            9/30/98)     -11.38%

                                    [GRAPH]

                                 Annual Return

                   95        96        97        98        99
                27.96%    17.95%    25.32%    41.06%    24.27%

                  Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                              Fund Inception
                                           1 Year   5 Years   (12/28/94)(/3/)
            -----------------------------------------------------------------
         Institutional Class               24.27%   27.09%    27.06%
            -----------------------------------------------------------------
         Class D                           23.78%   26.59%    26.57%
            -----------------------------------------------------------------
         S&P 500 Index(/1/)                21.04%   28.56%    28.56%
            -----------------------------------------------------------------
         Lipper Growth Fund Average(/2/)   29.23%   25.03%    25.03%
            -----------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 12/28/94. Index comparisons begin on 12/31/94.

--------------------------------------------------------------------------------
Fees and
Expenses    These tables describe the fees and expenses you may pay if you buy
of the      and hold Class D shares of the Fund:
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.60       0.25%               0.40%           1.25%
            --------------------------------------------------------------------
            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the
                requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25%
                authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as
                "service fees" for purposes of applicable rules of the
                National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic
                equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples below are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $127       $397                $686            $1,511
            --------------------------------------------------------------------

                                                                   Prospectus

            PIMCO Target Fund

--------------------------------------------------------------------------------

Principal     Investment          Fund Focus            Approximate Capitalization Range
Investments   Objective           Medium capitalization Between $1 billion
and           Seeks capital       common stocks         and $10 billion
Strategies    appreciation; no
              consideration is    Approximate Number    Dividend Frequency
              given to income     of Holdings           At least annually
                                  40-60
              Fund Category
              Growth Stocks

            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of "growth" companies with market capitalizations of between $1 billion and $10 billion at the time of investment.

             The portfolio managers select stocks for the Fund using a
            "growth" style. The portfolio managers seek to identify companies with well-defined "wealth creating" characteristics, including superior earnings growth (relative to companies in the same industry or the market as a whole), high profitability and consistent, predictable earnings. In addition, through fundamental research, the portfolio managers seek to identify companies that are gaining market share, have superior management and possess a sustainable competitive advantage, such as superior or innovative products, personnel and distribution systems. The Fund looks to sell a stock when the portfolio managers believe that its earnings, market sentiment or relative performance are disappointing or if an alternative investment is more attractive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADRs).

             In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal   Among the principal risks of investing in the Fund, which could
Risks       adversely affect its net asset value, yield and total return, are:

              .Market Risk        .Smaller Company Risk    .Currency Risk
              .Issuer Risk        .Liquidity Risk          .Credit Risk
              .Growth Securities  .Foreign Investment      .Management Risk
               Risk                Risk
              .Focused Investment
               Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. The bar chart, the information to its right and the Average Annual Total Returns table show performance of the Fund's Class A shares, which are offered in a different prospectus. This is because the Fund did not offer Class D shares during the periods listed. Although Class D and Class A shares would have similar annual returns (because all of the Fund's shares represent interests in the same portfolio of securities), Class D performance would be higher than Class A performance because Class D shares do not pay any sales charges (loads). The Class A performance in the bar chart and the information to its right do not reflect the impact of sales charges. If they did, the returns would be lower than those shown. Unlike the bar chart, performance for Class A shares in the Average Annual Total Returns table reflects the impact of sales charges.

            The Average Annual Total Returns table also shows estimated historical performance for Class D shares based on the performance of the Fund's Class A shares, adjusted to reflect that there are no sales charges paid by Class D shares. Prior to March 6, 1999, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements. Past performance is no guarantee of future results.

21 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class A


                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     53.05%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -13.15%

                                    [GRAPH]

                                 Annual Return

                   93      94      95      96      97      98      99
                24.52%   3.09%  30.31%  15.68%  15.44%  23.27%  66.25%

                  Calendar Year End (through 12/31/99)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                               Fund Inception
                                            1 Year   5 Years   (12/17/92)(/3/)
            ------------------------------------------------------------------
         Class A                            57.10%   28.28%    24.13%
            ------------------------------------------------------------------
         Class D                            66.25%   29.74%    25.13%
            ------------------------------------------------------------------
         S&P Mid-Cap 400 Index(/1/)         14.73%   23.05%    17.55%
            ------------------------------------------------------------------
         Lipper Mid-Cap Fund Average(/2/)   39.38%   23.07%    17.44%
            ------------------------------------------------------------------

            (1) The S&P Mid-Cap 400 Index is an unmanaged index of middle capitalization U.S. stocks. It is not possible to invest directly in the index.
            (2) The Lipper Mid-Cap Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with market capitalizations of less than $5 billion at the time of investment. It does not take into account sales charges.
            (3) The Fund began operations on 12/17/92. Index comparisons begin on 12/31/92.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment)None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.55%      0.25%               0.40%           1.20%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds-- Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $122       $381                $660            $1,455
            --------------------------------------------------------------------

                                                                   Prospectus 22

            PIMCO Tax-Efficient Equity Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            A portion of the       More than $5 billion
and           Seeks maximum        common stocks
Strategies    after-tax            represented in the S&P Dividend Frequency
              growth of            500 Index              At least annually
              capital
                                   Approximate Number
              Fund                 of Holdings
              Category             More than
              Enhanced Index       200

            The Fund attempts to provide a total return which exceeds the return of the S&P 500 Index by investing in a broadly diversified portfolio of at least 200 common stocks. The Fund also attempts to achieve superior after-tax returns for its shareholders by using a variety of tax-efficient management strategies.

             The Fund seeks to achieve its investment objective by normally investing at least 95% of its assets in stocks represented in the S&P 500 Index. The Fund's portfolio is designed to have certain characteristics that are similar to those of the index, including such measures as dividend yield, P/E ratio, relative volatility, economic sector exposure, return on equity and market price-to-book value ratio. The Fund's return is intended to correlate highly with the return of the S&P 500 Index, but the portfolio managers attempt to produce a higher total return than the index by selecting a portion of the stocks represented in the index using the quantitative techniques described below. The portfolio managers also use these techniques to make sell decisions. Notwithstanding these strategies, there is no assurance that the Fund's investment performance will equal or exceed that of the S&P 500 Index.

             The Fund intends to be fully invested in common stock (aside from certain cash management practices) and will not make defensive investments in response to unfavorable market and other conditions.

             Quantitative Techniques. The portfolio managers use a proprietary quantitative model that ranks companies based on long-term (5-10 years) price appreciation potential. They analyze factors such as growth of sustainable earnings and dividend behavior. Stocks in the top 50% of the model's ranking are considered for purchase by the Fund. The Fund looks to sell stocks selected from the bottom 20% of the model's ranking based on cost, current market value and anticipated benefit of replacement. The portfolio managers' sell discipline also focuses on reducing realized capital gains as indicated below.

             Tax-Efficient Strategies. The portfolio managers utilize a range of active tax management strategies designed to minimize the Fund's taxable distributions, including low portfolio turnover and favoring investments in low-dividend, growth-oriented companies. The portfolio managers also identify specific shares of stock to be sold that have the lowest tax cost. When prudent, stocks are also sold to realize capital losses in order to offset realized capital gains. In limited circumstances, the Fund may also distribute appreciated securities to shareholders to meet redemption requests so as to avoid realizing capital gains. Despite the use of these tax-efficient strategies, the Fund may realize gains and shareholders will incur tax liability from time to time.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

             . Market Risk           . Growth Securities Risk    . Credit Risk
             . Issuer Risk           . Leveraging Risk           . Management
             . Value Securities Risk . Focused Investment Risk     Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. Past performance is no guarantee of future results.

23 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns -- Class D


                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (10/1/99-
                                                           12/31/99)     14.90%
                                                           --------------------
                                                           Lowest (07/01/99-
                                                           09/30/99)     -7.33%

                                    [GRAPH]

                                 Annual Return

                                       99
                                    17.19%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                      Fund Inception
                                                 1 Year               (7/10/98)(/3/)
            ------------------------------------------------------------------------
         Class D                                 17.19%               15.30%
            ------------------------------------------------------------------------
         S&P 500 Index(/1/)                      21.04%               20.42%
            ------------------------------------------------------------------------
         Lipper Growth Fund Average(/2/)         29.23%               23.65%
            ------------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that invest primarily in companies with long-term earnings expected to grow significantly faster than the earnings of the stocks represented in the major unmanaged stock indexes. It does not take into account sales charges.
            (3) The Fund began operations on 7/10/98. Index comparisons begin on 6/30/98.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus 24

            PIMCO Value Fund

--------------------------------------------------------------------------------

Principal     Investment           Fund Focus             Approximate Capitalization Range
Investments   Objective            Undervalued larger     More than $10 billion
and           Seeks long-term      capitalization
Strategies    growth of            stocks with improving  Dividend Frequency
              capital and          business               Quarterly
              income               fundamentals

              Fund Category        Approximate Number
              Value Stocks         of Holdings
                                   40


            The Fund seeks to achieve its investment objective by normally investing at least 65% of its assets in common stocks of companies with market capitalizations of more than $10 billion at the time of investment and below-average valuations whose business fundamentals are expected to improve. To achieve income, the Fund invests a portion of its assets in income-producing (e.g., dividend-paying) common stocks.

             The portfolio manager selects stocks for the Fund using a "value"
            style. The portfolio manager invests primarily in stocks of companies having below-average valuations whose business fundamentals are expected to improve. The portfolio manager determines valuation based on characteristics such as price-to-earnings, price-to-book, and price-to-cash flow ratios. The portfolio manager analyzes stocks and seeks to identify the key drivers of financial results and catalysts for change, such as new management and new or improved products, that indicate a company may demonstrate improving fundamentals in the future. The portfolio manager looks to sell a stock when he believes that the company's business fundamentals are weakening or when the stock's valuation has become excessive.

             The Fund may also invest in other kinds of equity securities, including preferred stocks and convertible securities. The Fund may invest up to 15% of its assets in foreign securities, usually in the form of American Depository Receipts (ADR's). In response to unfavorable market and other conditions, the Fund may make temporary investments of some or all of its assets in high-quality fixed income securities. This would be inconsistent with the Fund's investment objective and principal strategies.

--------------------------------------------------------------------------------
Principal Risks
            Among the principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are:

              . Market Risk          . Foreign Investment   . Credit Risk
              . Issuer Risk            Risk                 . Management Risk
              . Value Securities     . Currency Risk
                Risk

            Please see "Summary of Principal Risks" following the Fund Summaries for a description of these and other risks of investing in the Fund.

--------------------------------------------------------------------------------
Performance The top of the next page shows summary performance information for Information the Fund in a bar chart and an Average Annual Total Returns table.
            The information provides some indication of the risks of investing in the Fund by showing changes in its performance from year to year and by showing how the Fund's average annual returns compare with the returns of a broad-based securities market index and an index of similar funds. For periods prior to the inception of the Fund's Class D shares (4/8/98), performance information shown in the bar chart (including the information to its right) and the Average Annual Total Returns table show performance of the Fund's Institutional Class shares, which are offered in a different prospectus. The prior Institutional Class performance has been adjusted to reflect the actual distribution and/or service (12b-1) fees and other expenses paid by Class D shares. Prior to May 8, 2000, the Fund had a different sub-adviser and would not necessarily have achieved the performance results shown on the next page under its current investment management arrangements.
            Past performance is no guarantee of future results.

25 PIMCO Funds: Multi-Manager Series

            Calendar Year Total Returns --  Class D


                                                           Highest and Lowest
                                                           Quarter Returns
                                                           (for periods shown
                                                           in the bar chart)
                                                           --------------------
                                                           Highest (4/1/99-
                                                           6/30/99)      17.76%
                                                           --------------------
                                                           Lowest (7/1/98-
                                                           9/30/98)     -13.27%

                                    [GRAPH]

                                 Annual Return

           92      93      94      95      96      97      98      99
        12.70%  15.95%  -4.45%  38.37%  19.87%  25.71%   9.86%   3.88%

                   Calendar Year End (through 12/31)

            Average Annual Total Returns (for periods ended 12/31/99)

                                                                    Fund Inception
                                                     1 Year 5 Years (12/30/91)(/3/)
            -----------------------------------------------------------------------
         Class D                                      3.88% 18.93%  14.67%
            -----------------------------------------------------------------------
         S&P 500 Index(/1/)                          21.04% 28.56%  19.70%
            -----------------------------------------------------------------------
         Lipper Growth and Income Fund Average(/2/)  13.71% 21.37%  15.51%
            -----------------------------------------------------------------------

            (1) The S&P 500 Index is an unmanaged index of large
                capitalization common stocks. It is not possible to invest directly in the index.
            (2) The Lipper Growth and Income Fund Average is a total return performance average of funds tracked by Lipper Analytical Services, Inc. that combine a growth-of-earnings orientation and an income requirement for level and/or rising dividends. It does not take into account sales charges.
            (3) The Fund began operations on 12/30/91. Fund comparisons begin on 12/31/91.

--------------------------------------------------------------------------------
Fees and    These tables describe the fees and expenses you may pay if you buy
Expenses    and hold Class D shares of the Fund:
of the
Fund

            Shareholder Fees (fees paid directly from your investment) None

            Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

                              Distribution                        Total Annual
                   Advisory   and/or Service      Other           Fund Operating
                   Fees       (12b-1) Fees(/1/)   Expenses(/2/)   Expenses
            --------------------------------------------------------------------
         Class D   0.45%      0.25%               0.40%           1.10%
            --------------------------------------------------------------------

            (1) The Fund's administration agreement includes a plan for Class
                D shares that has been adopted in conformity with the requirements set forth in Rule 12b-1 under the Investment
                Company Act of 1940. Up to 0.25% per year of the total
                Administrative Fee paid under the administration agreement may be Distribution and/or Service (12b-1) Fees. The Fund will pay a total of 0.65% per year under the administration agreement regardless of whether a portion or none of the 0.25% authorized under the plan is paid under the plan. Please see
                "Management of the Funds--Administrative Fees" for details.
                The Fund intends to treat any fees paid under the plan as "service fees" for purposes of applicable rules of the National Association of Securities Dealers, Inc. (the "NASD").
                To the extent that such fees are deemed not to be "service fees," Class D shareholders may, depending on the length of time the shares are held, pay more than the economic equivalent of the maximum front-end sales charges permitted by relevant rules of the NASD.
            (2) Other Expenses reflects the portion of the Administrative Fee paid by the class that is not reflected under Distribution and/or Service (12b-1) Fees.

            Examples. The Examples are intended to help you compare the cost of investing in Class D shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in Class D shares for the time periods indicated, and then redeem all your shares at the end of those periods. The
            Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

                   Year 1     Year 3              Year 5          Year 10
            --------------------------------------------------------------------
         Class D   $112       $350                $606            $1,340
            --------------------------------------------------------------------

                                                                   Prospectus 26

            Summary of Principal Risks

            The value of your investment in a Fund changes with the values of that Fund's investments. Many factors can affect those values. The factors that are most likely to have a material effect on a particular Fund's portfolio as a whole are called "principal risks." The principal risks of each Fund are identified in the Fund Summaries and are summarized in this section. Each Fund may be subject to additional principal risks and risks other than those described below because the types of investments made by each Fund can change over time. Securities and investment techniques mentioned in this summary and described in greater detail under "Characteristics and Risks of Securities and Investment Techniques" appear in bold type. That section and "Investment Objectives and Policies" in the Statement of Additional Information also include more information about the Funds, their investments and the related risks. There is no guarantee that a Fund will be able to achieve its investment objective.

Market      The market price of securities owned by a Fund may go up or down,
Risk        sometimes rapidly or unpredictably. Each of the Funds normally invests most of its assets in common stocks and/or other equity securities. A principal risk of investing in each Fund is that the equity securities in its portfolio will decline in value due to factors affecting equity securities markets generally or particular industries represented in those markets. The values of equity securities may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors which affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than fixed income securities.

Issuer      The value of a security may decline for a number of reasons which
Risk        directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

Value       Each Fund may invest in companies that may not be expected to
Securities  experience significant earnings growth, but whose securities its
Risk        portfolio manager believes are selling at a price lower than their true value. The Capital Appreciation, Equity Income, Mid-Cap,
            Renaissance and Value Funds place particular emphasis on value securities. Companies that issue value securities may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. If a portfolio manager's assessment of a company's prospects is wrong, or if the market does not recognize the value of the company, the price of its securities may decline or may not approach the value that the portfolio manager anticipates.

Growth      Each Fund may invest in equity securities of companies that its
Securities  portfolio manager believes will experience relatively rapid
Risk        earnings growth. The Capital Appreciation, Global Innovation,
            Growth, Mid-Cap, Innovation, Select Growth and Target Funds place particular emphasis on growth securities. Growth securities typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth securities may be more sensitive to changes in current or expected earnings than the values of other securities.

Smaller     The general risks associated with equity securities and liquidity
Company     risk are particularly pronounced for securities of companies with
Risk        smaller market capitalizations. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity.
            The Global Innovation and Innovation Funds generally have substantial exposure to this risk. The Mid-Cap and Target Funds have significant exposure to this risk because they invest primarily in companies with medium-sized market capitalizations, which are smaller and generally less-seasoned than the largest companies.

Liquidity   All of the Funds are subject to liquidity risk. Liquidity risk
Risk        exists when particular investments are difficult to purchase or sell, possibly preventing a Fund from selling such illiquid securities at an advantageous time or price. Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, foreign securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

Derivatives The Global Innovation, Growth, Innovation, Renaissance, Select
Risk Growth and Tax-Efficient Equity Funds may use derivatives, which are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Funds may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus and described in more detail under "Investment

27 PIMCO Funds: Multi-Manager Series

            Objectives and Policies" in the Statement of Additional Information. The Funds may sometimes use derivatives as part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. The Funds may also use derivatives for leverage, which increases opportunities for gain but also involves greater risk of loss due to leveraging risk. A Fund's use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, market risk, credit risk and management risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. In addition, a Fund's use of derivatives may increase or accelerate the amount of taxes payable by shareholders. A Fund investing in a derivative instrument could lose more than the principal amount invested. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial.

Foreign     A Fund that invests in foreign securities, and particularly the
(non-       Global Innovation Fund, may experience more rapid and extreme
U.S.)       changes in value than Funds that invest exclusively in securities
Investment  of U.S. issuers or securities that trade exclusively in U.S.
Risk        markets. The securities markets of many foreign countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of foreign countries differ, in some cases significantly, from U.S. standards. Also, nationalization, expropriation or confiscatory taxation, currency blockage, political changes or diplomatic developments could adversely affect a Fund's investments in a foreign country. In the event of nationalization, expropriation or other confiscation, a Fund could lose its entire investment in foreign securities. To the extent that a Fund, such as the Global Innovation Fund, invests a significant portion of its assets in a narrowly defined area such as Europe, Asia or South America, the Fund will generally have more exposure to regional economic risks associated with foreign investments. Adverse developments in certain regions (such as Southeast Asia) can also adversely affect securities of other countries whose economies appear to be unrelated. In addition, special U.S. tax considerations may apply to a Fund's investment in foreign securities.

Emerging    Foreign investment risk may be particularly high to the extent
Markets     that a Fund invests in emerging market securities of issuers based
Risk        in countries with developing economies. These securities may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. The Global Innovation
            Fund may invest a significant portion of its assets in emerging markets securities.

Currency    Funds that invest directly in foreign currencies and in securities
Risk        that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. Dollar, or, in the case of hedging positions, that the U.S. Dollar will decline in value relative to the currency being hedged. The Global Innovation Fund is particularly sensitive to Currency Risk. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

Focused     Focusing Fund investments in a small number of issuers, industries
Investment  or foreign currencies increases risk. Funds, such as the Select
Risk        Growth Fund, that are "non-diversified" because they invest in a relatively small number of issuers may have more risk because changes in the value of a single security or the impact of a single economic, political or regulatory occurrence may have a greater adverse impact on the Fund's net asset value. Some of those issuers also may present substantial credit or other risks.
            The Global Innovation Fund may be subject to increased risk to the extent that it focuses its investments in securities denominated in a particular foreign currency or in a narrowly defined geographic area outside the U.S. Similarly, the Global Innovation and Innovation Funds are vulnerable to events affecting companies which use innovative technologies to gain a strategic, competitive advantage in their industry and companies that provide and service those technologies because these Funds normally "concentrate" their investments in those companies. Also, the Funds may from time to time have greater risk because they invest a substantial portion of their assets in related industries such as "technology" or "financial and business services."

Leveraging  The Funds, and in particular the Global Innovation and Tax-
Risk Efficient Equity Funds, may engage in transactions or purchase instruments that give rise to forms of leverage. Such transactions and instruments may include, among others, the use of reverse repurchase agreements and other borrowings, the investment of collateral from loans of portfolio securities, or the use of when-issued, delayed-delivery or forward commitment transactions. The use of derivatives may also involve leverage.

                                                                   Prospectus 28

            Leverage, including borrowing, will cause the value of a Fund's shares to be more volatile than if the Fund did not use leverage. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of a Fund's portfolio securities. The use of leverage may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet segregation requirements.

Interest    To the extent that Funds purchase fixed income securities for
Rate Risk   investment or defensive purposes, they will be subject to interest rate risk, a market risk relating to investments in fixed income securities such as bonds and notes. As interest rates rise, the value of fixed income securities in a Fund's portfolio are likely to decrease.

Credit      All of the Funds are subject to credit risk. This is the risk that
Risk        the issuer or the guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in their credit ratings.

Management  Each Fund is subject to management risk because it is an actively
Risk managed investment portfolio. PIMCO Advisors, the Sub-Advisers and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Funds, but there can be no guarantee that these will produce the desired results.

            Management of the Funds

Investment  PIMCO Advisors serves as the investment adviser and the
Adviser     administrator (serving in its capacity as administrator, the
and Ad-     "Administrator") for the Funds. Subject to the supervision of the ministrator Board of Trustees, PIMCO Advisors is responsible for managing, either directly or through others selected by it, the investment activities of the Funds and the Funds' business affairs and other administrative matters.

             PIMCO Advisors is located at 800 Newport Center Drive, Newport
            Beach, California 92660. Organized in 1987, PIMCO Advisors provides investment management and advisory services to private accounts of institutional and individual clients and to mutual funds. As of March 31, 2000, PIMCO Advisors and its subsidiary partnerships had more than $264 billion in assets under management.

             PIMCO Advisors has retained investment management firms ("Sub-
            Advisers") to manage the investments of the Capital Appreciation, Mid-Cap and Tax-Efficient Equity Funds. The PIMCO Equity Advisors division of PIMCO Advisors manages the investments of the Equity Income, Global Innovation, Growth, Innovation, Renaissance, Select Growth, Target and Value Funds (PIMCO Equity Advisors is also referred to as a "Sub-Adviser" in this capacity). See "Sub-Advisers" below.

             PIMCO Advisors has retained its affiliate, Pacific Investment
            Management Company, to provide various administrative and other services required by the Funds in its capacity as sub-administrator. PIMCO Advisors and the sub-administrator may retain other affiliates to provide certain of these services.

Advisory    Each Fund pays PIMCO Advisors fees in return for providing or
Fees        arranging for the provision of investment advisory services. In the case of Funds for which PIMCO Advisors has retained a separate
            Sub-Adviser, PIMCO Advisors (and not the Fund) pays a portion of the advisory fees it receives to the Sub-Adviser in return for its services.

             For the fiscal year ended June 30, 1999, the Funds paid monthly advisory fees to PIMCO Advisors at the following annual rates (stated as a percentage of the average daily net assets of each Fund taken separately):


         Fund                                                    Advisory Fees
         ---------------------------------------------------------------------
         Capital Appreciation, Equity Income, Mid-Cap and Value Funds   0.45%
         Growth Fund                                                    0.50%
         Target Fund                                                    0.55%
         Select Growth Fund                                             0.57%*
         Renaissance Fund                                               0.60%
         Innovation Fund                                                0.65%

         * On April 1, 2000, the advisory fee rate for the Select Growth Fund increased to 0.60% per annum.

             The Global Innovation and Tax-Efficient Equity Funds were not operational during the entire fiscal year ended June 30, 1999. The annual investment advisory fee rate payable by these Funds are as follows (stated as a percentage of the average daily net assets each Fund taken separately): Global Innovation--1.00%; Tax Efficient Equity--0.45%.

29 PIMCO Funds: Multi-Manager Series

Adminis-    Each Fund pays for the administrative services it requires under a
trative     fee structure which is essentially fixed. Class D shareholders of
Fees        each Fund pay an administrative fee to PIMCO Advisors, computed as a percentage of the Fund's assets attributable in the aggregate to Class D shares. PIMCO Advisors, in turn, provides or procures administrative services for Class D shareholders and also bears the costs of various third-party services required by the Funds, including audit, custodial, portfolio accounting, legal, transfer agency and printing costs. The result of this fee structure is an expense level for Class D shareholders of each Fund that, with limited exceptions, is precise and predictable under ordinary circumstances.

             PIMCO Advisors or an affiliate may pay financial service firms a portion of the Class D administrative fees in return for the firms' services (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to Class D shares purchased through such firms).

             For the fiscal year ended June 30, 1999, Class D shareholders of the Funds paid PIMCO Advisors monthly administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares):


             Fund                                           Administrative Fees*
             -------------------------------------------------------------------
             Capital Appreciation, Equity Income, Innovation,
             Mid-Cap, Renaissance and Value Funds                    0.65%

             *As described below under "12b-1 Plan for Class D Shares," the administration agreement includes a plan adopted in conformity with Rule 12b-1 under the Investment Company Act of 1940 (the "1940 Act") which provides for the payment of up to 0.25% of the 0.65% (0.85% for the Global Innovation Fund) Administrative Fee as reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. In the Fund Summaries above, the "Annual Fund Operating Expenses" table provided under "Fees and Expenses of the Fund" for each Fund shows the 0.65% (0.85% for the Global Innovation Fund) Administrative Fee rate under two separate columns entitled "Distribution and/or Service (12b-1) Fees" (0.25%) and "Other Expenses" (0.40%) (0.60% for the Global Innovation Fund).

             The Global Innovation, Growth, Select Growth, Target and Tax-
            Efficient Equity Funds did not offer Class D shares during the entire fiscal year ended June 30, 1999. Class D shareholders of each of these Funds pay administrative fees at the following annual rates (stated as a percentage of the average daily net assets attributable in the aggregate to the Fund's Class D shares): Global Innovation--0.85%; Growth, Select Growth, Target and Tax-Efficient Equity--0.65%.

12b-1       The Funds' administration agreement includes a plan for Class D
Plan for    shares that has been adopted in conformity with the requirements
Class D     set forth in Rule 12b-1 under the 1940 Act. The plan provides that
Shares      up to 0.25% per annum of the Class D administrative fees paid under the administration agreement may represent reimbursement for expenses in respect of activities that may be deemed to be primarily intended to result in the sale of Class D shares. The principal types of activities for which such payments may be made are services in connection with the distribution of Class D shares and/or the provision of shareholder services. Because 12b-1 fees would be paid out of a Fund's Class D share assets on an ongoing basis, over time these fees would increase the cost of your investment in Class D shares and may cost you more than other types of sales charges.

Sub-        Each Sub-Adviser has full investment discretion and makes all
Advisers    determinations with respect to the investment of a Fund's assets.
            The following provides summary information about each Sub-Adviser, including the Fund(s) it manages.


            Sub-Adviser*                                  Funds
            -------------------------------------------------------------------------------------------------------
            PIMCO Equity Advisors division of PIMCO       Equity Income, Global Innovation, Growth, Innovation,
            Advisors ("PIMCO Equity Advisors")            Renaissance, Select Growth, Target and Value
            1345 Avenue of the Americas, 50th Floor
            New York, NY 10105
            -------------------------------------------------------------------------------------------------------
            Cadence Capital Management ("Cadence")        Capital Appreciation and Mid-Cap
            Exchange Place, 53 State Street
            Boston, MA 02109
            -------------------------------------------------------------------------------------------------------------
            Parametric Portfolio Associates               Tax-Efficient Equity
            ("Parametric")
            7310 Columbia Center, 701 Fifth Avenue
            Seattle, WA 98104

            *PIMCO Equity Advisors is a division of PIMCO Advisors. Each of the other Sub-Advisers is an affiliated sub-partnership of PIMCO Advisors.

             The following provides additional information about each Sub-
            Adviser and the individual portfolio managers who have or share primary responsibility for managing the Funds' investments.

PIMCO       A division of PIMCO Advisors, PIMCO Equity Advisors provides
Equity      equity-related advisory services to mutual funds and institutional
Advisors    accounts. See "Investment Adviser and Administrator" above for additional information about PIMCO Advisors.

                                                                   Prospectus 30

             The following individuals at PIMCO Equity Advisors have primary responsibility for the noted Funds. Different sub-advisory firms served as Sub-Adviser for the Growth, Innovation and Target Funds prior to March 6, 1999, for the Renaissance Fund prior to May 7, 1999, for the Select Growth Fund prior to July 1, 1999 and for the Equity Income and Value Funds prior to May 8, 2000.


                                                                    Recent Professional
         Fund              Portfolio Managers          Since        Experience
            --------------------------------------------------------------------------------
         Equity Income     Kenneth W. Corba            2000         Managing Director and
                                                                    Chief Investment Officer
                                                                    of PIMCO Equity Advisors
                                                                    and a Member of the
                                                                    Management Board of
                                                                    PIMCO Advisors. Prior to
                                                                    joining PIMCO Advisors,
                                                                    he was with Eagle Asset
                                                                    Management from 1995 to
                                                                    1998, serving in various
                                                                    capacities including as
                                                                    Chief Investment Officer
                                                                    and Portfolio Manager.
                                                                    He was with Stein Roe
                                                                    and Farnham Inc. from
                                                                    1984 to 1995, serving in
                                                                    various capacities
                                                                    including as Director of
                                                                    the Capital Management
                                                                    Group, Senior Vice
                                                                    President and Portfolio
                                                                    Manager.

         Global Innovation Dennis P. McKechnie         1999         Portfolio Manager of
                                                       (Inception)+ PIMCO Equity Advisors.
                                                                    Prior to joining PIMCO
                                                                    Advisors, he was with
                                                                    Columbus Circle
                                                                    Investors from 1991 to
                                                                    1999, where he managed
                                                                    equity accounts and
                                                                    served in various
                                                                    capacities including as
                                                                    Portfolio Manager for
                                                                    the Innovation Fund.

         Growth            Mr. Corba                   1999         See above.

         Innovation        Mr. McKechnie               1998         See above.

         Renaissance       John K. Schneider           1999         Senior Portfolio Manager
                                                                    of PIMCO Equity
                                                                    Advisors. Prior to
                                                                    joining PIMCO Advisors,
                                                                    he was a partner and
                                                                    Portfolio Manager of
                                                                    Schneider Capital
                                                                    Management from 1996 to
                                                                    1999, where he managed
                                                                    equity accounts for
                                                                    various institutional
                                                                    clients. Prior to that
                                                                    he was a member of the
                                                                    Equity Policy Committee
                                                                    and Director of Research
                                                                    at Newbold's Asset
                                                                    Management from 1991 to
                                                                    1996.

         Select Growth     Messrs. Corba and Schneider 1999         See above.

         Target            Mr. Corba                   1999         See above.
                           Jeff Parker                 1999         Assistant Portfolio
                                                                    Manager and Research
                                                                    Analyst for PIMCO Equity
                                                                    Advisors. Prior to
                                                                    joining PIMCO Equity
                                                                    Advisors, he managed
                                                                    equity accounts as an
                                                                    Assistant Portfolio
                                                                    Manager at Eagle Asset
                                                                    Management from 1996 to
                                                                    1998. He was a Senior
                                                                    Consultant with Andersen
                                                                    Consulting, specializing
                                                                    in healthcare and
                                                                    technology, from 1991 to
                                                                    1994.
         Value             Mr. Schneider               2000         See above.

            -------
            + Prior to PIMCO Advisors and PIMCO Equity Advisors assuming their positions as Adviser and Sub-Adviser, respectively, of the
              Global Innovation Fund, Mr. McKechnie managed the Fund's
              portfolio in his capacity as an officer of the Trust.

Cadence      An affiliated sub-partnership of PIMCO Advisors, Cadence provides advisory services to mutual funds and institutional accounts.
            Cadence Capital Management Corporation, the predecessor investment adviser to Cadence, commenced operations in 1988. Accounts managed by Cadence had combined assets as of March 31, 2000 of
            approximately $6.8 billion.

             The following individuals at Cadence share primary responsibility for each of the noted Funds.


                                                                    Recent Professional
         Fund              Portfolio Managers          Since        Experience
            --------------------------------------------------------------------------------
         Capital           David B. Breed              1991         Managing Director, Chief
         Appreciation                                  (Inception)  Executive Officer, Chief
                                                                    Investment Officer and
                                                                    founding partner of
                                                                    Cadence. Member of the
                                                                    Management Board of
                                                                    PIMCO Advisors. He is a
                                                                    research generalist and
                                                                    has lead the team of
                                                                    portfolio managers and
                                                                    analysts since 1988. Mr.
                                                                    Breed has managed
                                                                    separate equity accounts
                                                                    for many institutional
                                                                    clients and has lead the
                                                                    team that manages the
                                                                    PIMCO Funds sub-advised
                                                                    by Cadence since those
                                                                    Funds' inception dates.

                           William B. Bannick          1992         Managing Director and
                                                                    Executive Vice President
                                                                    at Cadence. Mr. Bannick
                                                                    is a research generalist
                                                                    and Senior Portfolio
                                                                    Manager for the Cadence
                                                                    team. He has managed
                                                                    separately managed
                                                                    equity accounts for
                                                                    various Cadence
                                                                    institutional clients
                                                                    and has been a member of
                                                                    the team that manages
                                                                    the PIMCO Funds sub-
                                                                    advised by Cadence since
                                                                    joining Cadence in 1992.

                           Katherine A. Burdon         1993         Managing Director and
                                                                    Senior Portfolio Manager
                                                                    at Cadence. Ms. Burdon
                                                                    is a research generalist
                                                                    and has managed
                                                                    separately managed
                                                                    equity accounts for
                                                                    various Cadence
                                                                    institutional clients
                                                                    and has been a member of
                                                                    the team that manages
                                                                    the PIMCO Funds sub-
                                                                    advised by Cadence since
                                                                    joining Cadence in 1993.



31 PIMCO Funds: Multi-Manager Series

                                                              Recent Professional
         Fund                 Portfolio Managers Since        Experience
            --------------------------------------------------------------------------
         Capital               Peter B. McManus  1994         Director, Account
         Appreciation (cont.)                                 Management at Cadence.
                                                              He has been a member of
                                                              the investment team at
                                                              Cadence and handles
                                                              client relationships of
                                                              separately managed
                                                              accounts, and has been a
                                                              member of the team that
                                                              manages the PIMCO Funds
                                                              sub-advised by Cadence
                                                              since joining Cadence in
                                                              1994. Previously, he
                                                              served as a Vice
                                                              President of Bank of
                                                              Boston from 1991
                                                              to 1994.

         Mid-Cap               Messrs. Breed,    Same as      See above.
                               Bannick and       Capital
                               McManus and       Appreciation
                               Ms. Burdon        Fund

Parametric  An affiliated sub-partnership of PIMCO Advisors, Parametric provides advisory services to mutual funds and institutional accounts. Parametric Portfolio Associates, Inc., the predecessor investment adviser to Parametric, commenced operations in 1987. Accounts managed by Parametric had combined assets as of March 31, 2000 of approximately $4.5 billion.

             The following individuals at Parametric share primary
            responsibility for the Tax-Efficient Equity Fund.


                                                                  Recent Professional
         Fund                 Portfolio Managers Since            Experience
            ------------------------------------------------------------------------------
         Tax-Efficient Equity David Stein        1998 (Inception) Managing Director of
                                                                  Parametric. He also
                                                                  serves as a Senior
                                                                  Porfolio Manager of
                                                                  PIMCO Equity Advisors.
                                                                  He has been with
                                                                  Parametric since 1996
                                                                  where he leads the
                                                                  investment, research and
                                                                  product development
                                                                  activities. Previously,
                                                                  he served in Investment
                                                                  Research at GTE
                                                                  Corporation from 1995 to
                                                                  1996, in Equity Research
                                                                  at Vanguard Group from
                                                                  1994 to 1995 and in
                                                                  Investment Research at
                                                                  IBM Corporation from
                                                                  1977 to 1994.

                              Tom Seto           1998 (Inception) Vice President and
                                                                  Portfolio Manager of
                                                                  Parametric. Since
                                                                  joining Parametric in
                                                                  1998, he has been
                                                                  responsible for
                                                                  management of
                                                                  Parametric's active U.S.
                                                                  equity strategies and
                                                                  has managed structured
                                                                  equity portfolios.
                                                                  Previously, he was with
                                                                  Barclays global
                                                                  Investors from 1991 to
                                                                  1998, serving in various
                                                                  capacities including as
                                                                  head of U.S. Equity
                                                                  Index Investments and
                                                                  Portfolio Manager.


Distributor The Trust's Distributor is PIMCO Funds Distributors LLC, a wholly owned subsidiary of PIMCO Advisors. The Distributor, located at 2187 Atlantic Street, Stamford, CT 06902, is a broker-dealer registered with the Securities and Exchange Commission.

            How Fund Shares Are Priced

            The net asset value ("NAV") of a Fund's Class D shares is determined by dividing the total value of a Fund's portfolio investments and other assets attributable to that class, less any liabilities, by the total number of shares outstanding of that class.

             For purposes of calculating NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board of Trustees or persons acting at their direction.

             Investments initially valued in currencies other than the U.S.
            dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of a Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

             Fund shares are valued at the close of regular trading (normally
            4:00 p.m., Eastern time) (the "NYSE Close") on each day that the New York Stock Exchange is open. For purposes of calculating the NAV,

                                                                   Prospectus 32
            the Funds normally use pricing data for domestic equity securities received shortly after the NYSE Close and do not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Funds or their agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

             In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at fair value or estimate their value as determined in good faith by the Board of Trustees pursuant to procedures approved by the Board of Trustees. Fair valuation may also be used by the Board of Trustees if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

            How to Buy and Sell Shares

            The following section provides basic information about how to buy, sell (redeem) and exchange Class D shares of the Funds.

General       . Financial Service Firms. Broker-dealers, registered investment
Information advisers and other financial service firms provide varying investment products, programs or accounts, pursuant to arrangements with the Distributor, through which their clients may purchase and redeem Class D shares of the Funds. Firms will generally provide or arrange for the provision of some or all of the shareholder servicing and account maintenance services required by your account, including, without limitation, transfers of registration and dividend payee changes. Firms may also perform other functions, including generating confirmation statements and disbursing cash dividends, and may arrange with their clients for other investment or administrative services. Your firm may independently establish and charge you transaction fees and/or other additional amounts for such services, which may change over time. These fees and additional amounts could reduce your investment returns on Class D shares of the Funds.

             Your financial service firm may have omnibus accounts and similar arrangements with the Trust and may be paid for providing sub-transfer agency and other services. A firm may be paid for its services directly or indirectly by the Funds, PIMCO Advisors or an affiliate (normally not to exceed an annual rate of 0.35% of a Fund's average daily net assets attributable to its Class D shares and purchased through such firm for its clients). Your firm may establish various minimum investment requirements for Class D shares of the Funds and may also establish certain privileges with respect to purchases, redemptions and exchanges of Class D shares or the reinvestment of dividends. Please contact your firm for information.

             This Prospectus should be read in connection with your firm's materials regarding its fees and services.

              . Calculation of Share Price and Redemption Payments. When you
            buy or sell (redeem) Class D shares of the Funds, you pay or receive a price equal to the NAV of the shares. NAVs are determined at the close of regular trading (normally, 4:00 p.m., Eastern time) on each day the New York Stock Exchange is open. See "How Fund Shares Are Priced" above for details. Generally, purchase and redemption orders for Fund shares are processed at the NAV next calculated after your order is received by the Distributor. In addition, orders received by the Distributor from financial service firms after NAV is determined that day will be processed at that day's NAV if the orders were received by the firm from its customer prior to such determination and were transmitted to and received by the Distributor prior to its close of business that day (normally 7:00 p.m., Eastern time).

             The Trust does not calculate NAVs or process orders on days when the New York Stock Exchange is closed. If your purchase or redemption order is received by the Distributor on a day when the New York Stock Exchange is closed, it will be processed on the next succeeding day when the New York Stock Exchange is open (according to the succeeding day's NAV).

Buying      Class D shares of each Fund are continuously offered through
Shares      financial service firms, such as broker-dealers or registered investment advisers, with which the Distributor has an agreement for the use of the Funds in particular investment products, programs or accounts for which a fee may be charged. See
            "Financial Service Firms" above.

             You may purchase Class D shares only through your financial service firm. In connection with purchases, your financial service firm is responsible for forwarding all necessary documentation to the

33 PIMCO Funds: Multi-Manager Series

            Distributor, and may charge you for such services. If you wish to purchase shares of the Funds directly from the Trust or the Distributor, you should inquire about the other classes of shares offered by the Trust. Please call the Distributor at 1-888-87-PIMCO for information about other investment options.

             Class D shares of the Funds will be held in your account with your financial service firm and, generally, your firm will hold your Class D shares in nominee or street name as your agent. In most cases, the Trust's transfer agent, PFPC, Inc., will have no information with respect to or control over accounts of specific Class D shareholders and you may obtain information about your accounts only through your financial service firm. In certain circumstances, your firm may arrange to have your shares held in your own name or you may subsequently become a holder of record for some other reason (for instance, if you terminate your relationship with your firm). In such circumstances, please contact the Distributor at 1-888-87-PIMCO for information about your account. In the interest of economy and convenience, certificates for Class D shares will not be issued.

             The Distributor, in its sole discretion, may accept or reject any order for purchase of Fund shares. The sale of shares will be suspended during any period in which the New York Stock Exchange is closed for other than weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission, when trading on the New York Stock Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors.

Investment  The following investment minimums apply for purchases of Class D
Minimums    shares.


                    Initial Investment                  Subsequent Investments
                ----------------------------------------------------------------
                     $2,500 per Fund                        $100 per Fund

             Your financial service firm may impose different investment minimums than the Trust. For example, if your firm maintains an omnibus account with a particular Fund, the firm may impose higher or lower investment minimums than the Trust when you invest in Class D shares of the Fund through your firm. Please contact your firm for information.

Exchanging  Except as provided below or in the applicable Fund's or series'
Shares prospectus(es), you may exchange your Class D shares of any Fund for Class D shares of any other Fund or series of PIMCO Funds:
            Pacific Investment Management Series that offers Class D shares. Shares are exchanged on the basis of their respective NAVs next calculated after your exchange order is received by the Distributor. Currently, the Trust does not charge any exchange fees or charges. Your financial service firm may impose various fees and charges, investment minimums and other requirements with respect to exchanges. In addition, an exchange is generally a taxable event which will generate capital gains or losses, and special rules may apply in computing tax basis when determining gain or loss. Please contact your financial service firm to exchange your shares and for additional information about the exchange privilege.

             The Trust reserves the right to refuse exchange purchases if, in the judgment of PIMCO Advisors, the purchase would adversely affect a Fund and its shareholders. In particular, a pattern of exchanges characteristic of "market-timing" strategies may be deemed by PIMCO Advisors to be detrimental to the Trust or a particular Fund. Currently, the Trust limits the number of "round trip" exchanges an investor may make. An investor makes a "round trip" exchange when the investor purchases shares of a particular Fund, subsequently exchanges those shares for shares of a different PIMCO Fund and then exchanges back into the originally purchased Fund. The Trust has the right to refuse any exchange for any investor who completes (by making the exchange back into the shares of the originally purchased Fund) more than six round trip exchanges in any twelve-month period. Although the Trust has no current intention of terminating or modifying the exchange privilege other than as set forth in the preceding sentence, it reserves the right to do so at any time. Except as otherwise permitted by Securities and Exchange Commission regulations, the Trust will give 60 days' advance notice to your financial service firm of any termination or material modification of the exchange privilege with respect to Class D shares.

Exchange    Until July 3, 2000, shareholders will not be permitted to exchange
Limitations their shares of any Fund or series of PIMCO Funds: Pacific
            Investment Management Series for shares of the Global Innovation
            Fund, although investors will be permitted to exchange their shares of the Global Innovation Fund for shares of the same class of any other Fund or series of the Trust or of PIMCO Funds:
            Pacific Investment Management Series. This restriction may be changed or eliminated at any time at the discretion of the Distributor.

                                                                   Prospectus 34

Selling     You can sell (redeem) Class D shares through your financial
Shares      service firm on any day the New York Stock Exchange is open. You do not pay any fees or other charges to the Trust or the Distributor when you sell your shares, although your financial service firm may charge you for its services in processing your redemption request. Please contact your firm for details. If you are the holder of record of your Class D shares, you may contact the Distributor at 1-888-87-PIMCO for information regarding how to sell your shares directly to the Trust.

             Your financial service firm is obligated to transmit your
            redemption orders to the Distributor promptly and is responsible for ensuring that your redemption request is in proper form. Your financial service firm will be responsible for furnishing all necessary documentation to the Distributor or the Trust's transfer agent and may charge you for its services. Redemption proceeds will be forwarded to your financial service firm as promptly as possible and in any event within seven days after the redemption request is received by the Distributor in good order.

             Redemptions of Fund shares may be suspended when trading on the
            Exchange is restricted or during an emergency which makes it impracticable for the Funds to dispose of their securities or to determine fairly the value of their net assets, or during any other period as permitted by the Securities and Exchange Commission for the protection of investors. Under these and other unusual circumstances, the Trust may suspend redemptions or postpone payment for more than seven days, as permitted by law.

Redemptions The Trust had agreed to redeem shares of each Fund solely in cash
In Kind up to the lesser of $250,000 or 1% of the Fund's net assets during any 90-day period for any one shareholder. In consideration of the best interests of the remaining shareholders, the Trust may pay any redemption proceeds exceeding this amount in whole or in part by a distribution in kind of securities held by a Fund in lieu of cash. Except for Funds with a tax-efficient management strategy, it is highly unlikely that your shares would ever be redeemed in kind. If your shares are redeemed in kind, you should expect to incur transaction costs upon the disposition of the securities received in the distribution.

            Fund Distributions

            Each Fund distributes substantially all of its net investment income to shareholders in the form of dividends. You begin earning dividends on Fund shares the day after the Trust receives your purchase payment. Dividends paid by each Fund with respect to its Class D shares are calculated in the same manner and at the same time. The following shows when each Fund intends to declare and distribute income dividends to shareholders of record.

            Fund                            At Least Annually     Quarterly
            --------------------------------------------------------------------
            Equity Income, Renaissance and                            .
              Value Funds
            --------------------------------------------------------------------
            All other Funds                        .
            --------------------------------------------------------------------

             In addition, each Fund distributes any net capital gains it earns from the sale of portfolio securities to shareholders no less frequently than annually. Net short-term capital gains may be paid more frequently.

            You can choose from the following distribution options:

            . Reinvest all distributions in additional Class D shares of your
              Fund at NAV. This will be done unless you elect another option.

            . Invest all distributions in Class D shares of any other Fund or another series of the Trust or PIMCO Funds: Pacific Investment Management Series which offers Class D shares at NAV. You must have an account existing in the Fund or series selected for investment with the identical registered name. This option must be elected when your account is set up.

            . Receive all distributions in cash (either paid directly to you or credited to your account with your financial service firm). This option must be elected when your account is set up.

             Your financial service firm may offer additional distribution reinvestment programs or options. Please contact your firm for details.

35 PIMCO Funds: Multi-Manager Series

             You do not pay any sales charges on shares you receive through the reinvestment of Fund distributions. If you elect to receive Fund distributions in cash and the postal or other delivery service is unable to deliver checks to your address of record, the Trust's Transfer Agent will hold the returned checks for your benefit in a non-interest bearing account.

             For further information on distribution options, please contact your financial service firm or call the Distributor at 1-888-87-
            PIMCO.

            Tax Consequences

              . Taxes on Fund distributions. If you are subject to U.S.
            federal income tax, you will be subject to tax on Fund distributions whether you received them in cash or reinvested them in additional shares of the Funds. For federal income tax purposes, Fund distributions will be taxable to you as either ordinary income or capital gains.

             Fund dividends (i.e., distributions of investment income) are taxable to you as ordinary income. Federal taxes on Fund distributions of gains are determined by how long the Fund owned the investments that generated the gains, rather than how long you have owned your shares. Distributions of gains from investments that a Fund owned for more than 12 months will generally be taxable to you as capital gains. Distributions of gains from investments that the Fund owned for 12 months or less will generally be taxable to you as ordinary income.

             Fund distributions are taxable to you even if they are paid from income or gains earned by a Fund prior to your investment and thus were included in the price you paid for your shares. For example, if you purchase shares on or just before the record date of a Fund distribution, you will pay full price for the shares and may receive a portion of your investment back as a taxable distribution.

              . Taxes when you sell (redeem) or exchange your shares. Any gain resulting from the sale of Fund shares will generally be subject to federal income tax. When you exchange shares of a Fund for shares of another series, the transaction will generally be treated as a sale of the Fund shares for these purposes, and any gain on those shares will generally be subject to federal income tax.

              . A Note on the Tax-Efficient Equity Fund. The Tax-Efficient
            Equity Fund utilizes a number of tax-efficient management techniques designed to minimize taxable distributions. For instance, the Fund generally seeks to minimize realized gains and, when realizing gains, attempts to realize gains that will be taxed as capital gains (i.e., as gains on investments owned for more than 12 months) when distributed to shareholders. Although the Fund attempts to minimize taxable distributions, it may be expected to earn and distribute taxable income and realize and distribute capital gains from time to time.

              . A Note on Foreign Investments. A Fund's investment in foreign securities may be subject to foreign withholding taxes. In that case, the Fund's yield on those securities would be decreased. In addition, a Fund's investments in foreign securities or foreign currencies may increase or accelerate the Fund's recognition of ordinary income and may affect the timing or amount of the Fund's distributions.

             This section relates only to federal income tax consequences of investing in the Funds; the consequences under other tax laws may differ. You should consult your tax advisor as to the possible application of foreign, state and local income tax laws to Fund dividends and capital distributions. Please see the Statement of Additional Information for additional information regarding the tax aspects of investing in the Funds.

            Characteristics and Risks of Securities
            and Investment Techniques

            This section provides additional information about some of the principal investments and related risks of the Funds identified under "Summary Information" above. It also describes characteristics and risks of additional securities and investment techniques that are not necessarily principal investment strategies but may be used by the Funds from time to time. Most of these securities and investment techniques are discretionary, which means that the portfolio managers can decide whether to use them or not. This Prospectus does not attempt to disclose all of the various types of securities and investment techniques that may be used by the Funds. As with any mutual fund, investors in the Funds must rely on the professional investment judgment and skill of PIMCO Advisors, the Sub-Advisers and the individual portfolio managers. Please see "Investment Objectives and Policies" in the Statement of

                                                                   Prospectus 36

            Additional Information for more detailed information about the securities and investment techniques described in this section and about other strategies and techniques that may be used by the Funds.

Fixed       Fixed income securities are obligations of the issuer to make
Income      payments of principal and/or interest on future dates, and include
Securities  corporate and government bonds, notes, certificates of deposit,
and         commercial paper, convertible securities and mortgage-backed and
Defensive   other asset-backed securities.
Strategies

             The Capital Appreciation, Mid-Cap and Tax-Efficient Equity Funds
            intend to be as fully invested in common stocks as practicable at all times, although, for cash management purposes, each of these Funds may maintain a portion of its assets (normally not more than 10%) in U.S. Government securities, high quality fixed income securities, money market obligations and cash to pay certain Fund expenses and to meet redemption requests. None of these Funds will make defensive investments in response to unfavorable market and other conditions and therefore may be particularly vulnerable to general declines in stock prices and/or other categories of securities in which they invest.

             The Equity Income, Global Innovation, Growth, Innovation,
            Renaissance, Select Growth, Target and Value Funds will each invest primarily in common stocks, and may also invest in other kinds of equity securities, including preferred stocks and securities (including fixed income securities and warrants) convertible into or exercisable for common stocks. Each of these Funds may also invest a portion of its assets in fixed income securities. These Funds may temporarily hold up to 100% of their assets in short-term U.S. Government securities and other money market instruments for defensive purposes in response to unfavorable market and other conditions. The temporary defensive strategies described in this paragraph would be inconsistent with the investment objective and principal investment strategies of each of the noted Funds and may adversely affect the Fund's ability to achieve its investment objective.

Companies   Each of the Funds may invest in securities of companies with
With        market capitalizations that are small compared to other publicly
Smaller     traded companies. The Global Innovation and Innovation Funds may
Market      invest significant portions of their assets in smaller companies
Capitali-   and therefore have substantial exposure to the risks described
zations     below. The Mid-Cap and Target Funds also have significant exposure to the risks described below because they invest primarily in companies with medium-sized market capitalizations, which are smaller than the largest companies.

             Companies which are smaller and less well-known or seasoned than larger, more widely held companies may offer greater opportunities for capital appreciation, but may also involve risks different from, or greater than, risks normally associated with larger companies. Larger companies generally have greater financial resources, more extensive research and development, manufacturing, marketing and service capabilities, and more stability and greater depth of management and technical personnel than smaller companies. Smaller companies may have limited product lines, markets or financial resources or may depend on a small, inexperienced management group. Securities of smaller companies may trade less frequently and in lesser volume than more widely held securities and their values may fluctuate more abruptly or erratically than securities of larger companies. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. These securities may therefore be more vulnerable to adverse market developments than securities of larger companies. Also, there may be less publicly available information about smaller companies or less market interest in their securities as compared to larger companies, and it may take longer for the prices of the securities to reflect the full value of a company's earnings potential or assets.

             Because securities of smaller companies may have limited
            liquidity, a Fund may have difficulty establishing or closing out its positions in smaller companies at prevailing market prices. As a result of owning large positions in this type of security, a Fund is subject to the additional risk of possibly having to sell portfolio securities at disadvantageous times and prices if redemptions require the Fund to liquidate its securities positions. For these reasons, it may be prudent for a Fund with a relatively large asset size to limit the number of relatively small positions it holds in securities having limited liquidity in order to minimize its exposure to such risks, to minimize transaction costs, and to maximize the benefits of research. As a consequence, as a Fund's asset size increases, the Fund may reduce its exposure to illiquid smaller capitalization securities, which could adversely affect performance.

             The Funds may purchase securities in intial public offerings
            (IPOs). These securities are subject to many of the same risks of investing in companies with smaller market capitalizations. Securities issued in IPOs have no trading history, and information about the companies may be available for very limited periods. In addition, the prices of securities sold in IPOs may be highly volatile. A Fund may not be able to invest in securities issued in IPOs to the extent desired because, for example, only a small portion of the securities being offered in an IPO may be made available to the Fund or because under certain market conditions few companies may issue securities in IPOs.

37 PIMCO Funds: Multi-Manager Series

Foreign     The Global Innovation Fund will invest in the securities of
Securities  issuers located in at least three countries (one of which may be the United States). The Equity Income, Growth, Innovation,
            Renaissance, Select Growth, Target and Value Funds may invest up to 15% of their respective assets in securities of foreign issuers, securities traded principally in securities markets outside the United States and/or securities denominated in foreign currencies (together, "foreign securities").

             All of the Funds may invest in American Depository Receipts
            ("ADRs"). In addition, the Equity Income, Global Innovation, Growth, Innovation, Renaissance, Select Growth, Target and Value Funds may invest in European Depository Receipts (EDRs) and Global Depository Receipts (GDRs). ADRs are dollar-denominated receipts issued generally by domestic banks and representing the deposit with the bank of a security of a foreign issuer, and are publicly traded on exchanges or over-the-counter in the United States. EDRs are receipts similar to ADRs and are issued and traded in Europe. GDRs may be offered privately in the United States and also traded in public or private markets in other countries.

             Investing in foreign securities involves special risks and considerations not typically associated with investing in U.S. securities and shareholders should consider carefully the substantial risks involved for Funds that invest in these securities. These risks include: differences in accounting, auditing and financial reporting standards; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations; and political instability. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. The securities markets, values of securities, yields and risks associated with foreign securities markets may change independently of each other. Also, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including taxes withheld from payments on those securities. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility. Investments in foreign securities may also involve higher custodial costs than domestic investments and additional transaction costs with respect to foreign currency conversions. Changes in foreign exchange rates also will affect the value of securities denominated or quoted in foreign currencies.

Emerging    Each of the Funds that may invest in foreign securities may invest
Market      in securities of issuers based in countries with developing (or
Securities  "emerging market") economies. The Global Innovation Fund may invest significant portions of its assets in emerging market securities. Investing in emerging market securities imposes risks different from, or greater than, risks of investing in domestic securities or in foreign, developed countries. These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or the creation of government monopolies.
            The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by a Fund.
            Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

             Additional risks of emerging market securities may include:
            greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

             Special Risks of Investing in Russian and Other Eastern European
            Securities. The Global Innovation Fund may invest a portion of its assets in securities of issuers located in Russia and in other Eastern European countries. While investments in securities of such issuers are subject generally to the same risks associated with investments in other emerging market countries described above, the political, legal and operational risks of investing in Russian and other Eastern European issuers, and of having assets custodied within these countries, may be particularly acute. A risk of particular note with respect to direct investment in Russian securities is the way in which ownership of shares of companies is

                                                                   Prospectus 38
            normally recorded. When a Fund invests in a Russian issuer, it will normally receive a "share extract," but that extract is not legally determinative of ownership. The official record of ownership of a company's share is maintained by the company's share registrar. Such share registrars are completely under the control of the issuer, and investors are provided with few legal rights against such registrars.

Foreign     A Fund that invests directly in foreign currencies or in
Currencies  securities that trade in, and receive revenues in, foreign currencies will be subject to currency risk. The Global Innovation
            Fund is particularly sensitive to this risk.

             Foreign currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by supply and demand and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors. Currency exchange rates also can be affected unpredictably by intervention (or the failure to intervene) by U.S. or foreign governments or central banks, or by currency controls or political developments. For example, significant uncertainty surrounds the recent introduction of the euro (a common currency unit for the European Union) in January 1999 and the effect it may have on the value of securities denominated in local European currencies. These and other currencies in which the Funds' assets are denominated may be devalued against the U.S. dollar, resulting in a loss to the Funds.

             Foreign Currency Transactions. The Equity Income, Global
            Innovation, Growth, Innovation, Renaissance, Select Growth, Target and Value Funds may enter into forward foreign currency exchange contracts to reduce the risks of adverse changes in foreign exchange rates. In addition, the Global Innovation Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. A forward foreign currency exchange contract, which involves an obligation to purchase or sell a specific currency at a future date at a price set at the time of the contract, reduces a Fund's exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will receive for the duration of the contract. The effect on the value of a Fund is similar to selling securities denominated in one currency and purchasing securities denominated in another currency. Contracts to sell foreign currency would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts to hedge against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. Suitable hedging transactions may not be available in all circumstances and there can be no assurance that a Fund will engage in such transactions at any given time or from time to time. Also, such transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies.

             The Global Innovation Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's portfolio manager. The Global Innovation Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund will segregate assets determined to be liquid by PIMCO Advisors or its Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under forward foreign currency exchange contracts entered into for non-hedging purposes.

Convertible Each Fund may invest in convertible securities. Convertible Securities securities are generally preferred stocks and other securities, including fixed income securities and warrants, that are convertible into or exercisable for common stock at either a stated price or a stated rate. The price of a convertible security will normally vary in some proportion to changes in the price of the underlying common stock because of this conversion or exercise feature. However, the value of a convertible security may not increase or decrease as rapidly as the underlying common stock. A convertible security will normally also provide income and is subject to interest rate risk. While convertible securities generally offer lower interest or dividend yields than non-convertible fixed income securities of similar quality, their value tends to increase as the market value of the underlying stock increases and to decrease when the value of the underlying stock decreases. Also, a Fund may be forced to convert a security before it would otherwise choose, which may have an adverse effect on the Fund's ability to achieve its investment objective.

Derivatives Each Fund (except the Capital Appreciation and Mid-Cap Funds) may, but is not required to, use a number of derivative instruments for risk management purposes or as part of its investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies

39 PIMCO Funds: Multi-Manager Series
            or currency exchange rates, commodities, and related indexes. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by a Fund will succeed.

             Examples of derivative instruments that the Funds may use include options contracts, futures contracts, options on futures contracts and swap agreements. The Equity Income, Global Innovation, Growth, Innovation, Renaissance, Select Growth, Target, Tax-Efficient Equity and Value Funds may purchase and sell (write) call and put options on securities, securities indexes and foreign currencies. Each of these Funds may purchase and sell futures contracts and options thereon with respect to securities, securities indexes and foreign currencies. The Tax-Efficient Equity Fund may enter into swap agreements with respect to securities indexes. A description of these and other derivative instruments that the Funds may use are described under "Investment Objectives and Policies" in the Statement of Additional Information.

             A Fund's use of derivative instruments involves risks different from, or greater than, the risks associated with investing directly in securities and other more traditional investments. A description of various risks associated with particular derivative instruments is included in "Investment Objectives and Policies" in the Statement of Additional Information. The following provides a more general discussion of important risk factors relating to all derivative instruments that may be used by the Funds.

             Management Risk Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks and bonds. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.

             Credit Risk The use of a derivative instrument involves the risk that a loss may be sustained as a result of the failure of another party to the contract (usually referred to as a "counterparty") to make required payments or otherwise comply with the contract's terms.

             Liquidity Risk Liquidity risk exists when a particular derivative instrument is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many privately negotiated derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.

             Leveraging Risk Because many derivatives have a leverage
            component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. When a Fund uses derivatives for leverage, investments in that Fund will tend to be more volatile, resulting in larger gains or losses in response to market changes. To limit leverage risk, each Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees (or, as permitted by applicable regulation, enter into certain offsetting positions) to cover its obligations under derivative instruments.

             Lack of Availability Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, suitable derivatives transactions may not be available in all circumstances for risk management or other purposes. There is no assurance that a Fund will engage in derivatives transactions at any time or from time to time. A Fund's ability to use derivatives may also be limited by certain regulatory and tax considerations.

             Market and Other Risks Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund's interest. If a portfolio manager incorrectly forecasts the values of securities, currencies or interest rates or other economic factors in using derivatives for a Fund, the Fund might have been in a better position if it had not entered into the transaction at all. While some strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. A Fund may also have to buy or sell a security at a disadvantageous time or price because the Fund is legally required to maintain offsetting positions or asset coverage in connection with certain derivatives transactions.

             Other risks in using derivatives include the risk of mispricing or improper valuation of derivatives and the inability of derivatives to correlate perfectly with underlying assets, rates and indexes. Many derivatives, in particular privately negotiated derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of

                                                                   Prospectus 40
            value to a Fund. Also, the value of derivatives may not correlate perfectly, or at all, with the value of the assets, reference rates or indexes they are designed to closely track. In addition, a Fund's use of derivatives may cause the Fund to realize higher amounts of short-term capital gains (taxed at ordinary income tax rates when distributed to shareholders who are individuals) than if the Fund had not used such instruments.

Credit      The Funds may invest in securities based on their credit ratings
Ratings     assigned by rating agencies such as Moody's Investors Service,
and         Inc. ("Moody's") and Standard & Poor's Ratings Services ("S&P").
Unrated     Moody's, S&P and other rating agencies are private services that
Securities  provide ratings of the credit quality of fixed income securities, including convertible securities. The Appendix to the Statement of Additional Information describes the various ratings assigned to fixed income securities by Moody's and S&P. Ratings assigned by a rating agency are not absolute standards of credit quality and do not evaluate market risk. Rating agencies may fail to make timely changes in credit ratings and an issuer's current financial condition may be better or worse than a rating indicates. A Fund will not necessarily sell a security when its rating is reduced below its rating at the time of purchase. PIMCO Advisors and the Sub-Advisers do not rely solely on credit ratings, and develop their own analysis of issuer credit quality.

             A Fund may purchase unrated securities (which are not rated by a rating agency) if its portfolio manager determines that the security is of comparable quality to a rated security that the Fund may purchase. Unrated securities may be less liquid than comparable rated securities and involve the risk that the portfolio manager may not accurately evaluate the security's comparative credit rating.

Loans of    For the purpose of achieving income, each Fund may lend its
Portfolio   portfolio securities to brokers, dealers, and other financial
Securities  institutions provided a number of conditions are satisfied, including that the loan is fully collateralized. Please see
            "Investment Objectives and Policies" in the Statement of Additional Information for details. When a Fund lends portfolio securities, its investment performance will continue to reflect changes in the value of the securities loaned, and the Fund will also receive a fee or interest on the collateral. Securities lending involves the risk of loss of rights in the collateral or delay in recovery of the collateral if the borrower fails to return the security loaned or becomes insolvent. A Fund may pay lending fees to the party arranging the loan.

Short       Each Fund may make short sales as part of its overall portfolio
Sales       management strategies or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. A Fund may only enter into short selling transactions if the security sold short is held in the Fund's portfolio or if the Fund has the right to acquire the security without the payment of further consideration. For these purposes, a Fund may also hold or have the right to acquire securities which, without the payment of any further consideration, are convertible into or exchangeable for the securities sold short. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities (also known as "covering" the short position) at a time when the securities sold short have appreciated in value, thus resulting in a loss to the Fund.

When-       Each Fund may purchase securities which it is eligible to purchase
Issued,     on a when-issued basis, may purchase and sell such securities for
Delayed     delayed delivery and may make contracts to purchase such
Delivery    securities for a fixed price at a future date beyond normal
and         settlement time (forward commitments). When-issued transactions,
Forward     delayed delivery purchases and forward commitments involve a risk
Commitment  of loss if the value of the securities declines prior to the
Transac-    settlement date. This risk is in addition to the risk that the
tions       Fund's other assets will decline in value. Therefore, these transactions may result in a form of leverage and increase a Fund's overall investment exposure. Typically, no income accrues on securities a Fund has committed to purchase prior to the time delivery of the securities is made, although a Fund may earn income on securities it has segregated to cover these positions.

Repurchase Each Fund may enter into repurchase agreements, in which the Fund Agreements purchases a security from a bank or broker-dealer that agrees to repurchase the security at the Fund's cost plus interest within a specified time. If the party agreeing to repurchase should default, the Fund will seek to sell the securities which it holds. This could involve procedural costs or delays in addition to a loss on the securities if their value should fall below their repurchase price. Those Funds whose investment objectives do not include the earning of income will invest in repurchase agreements only as a cash management technique with respect to that portion of its portfolio maintained in cash. Repurchase agreements maturing in more than seven days are considered illiquid securities.

Reverse     Each Fund may enter into reverse repurchase agreements, subject to
Repurchase the Fund's limitations on borrowings. A reverse repurchase Agreements agreement involves the sale of a security by a Fund and its
And Other   agreement to repurchase the instrument at a specified time and
Borrowings  price, and may be considered a form of borrowing

41 PIMCO Funds: Multi-Manager Series
            for some purposes. A Fund will segregate assets determined to be liquid by PIMCO Advisors or a Sub-Adviser in accordance with procedures established by the Board of Trustees to cover its obligations under reverse repurchase agreements. A Fund also may borrow money for investment purposes subject to any policies of the Fund currently described in this Prospectus or in the Statement of Additional Information. Reverse repurchase agreements and other forms of borrowings may create leveraging risk for a Fund.

Illiquid    Each Fund may invest in securities that are illiquid so long as
Securities  not more than 15% of the value of the Fund's net assets (taken at market value at the time of investment) would be invested in such securities. Certain illiquid securities may require pricing at fair value as determined in good faith under the supervision of the Board of Trustees. A portfolio manager may be subject to significant delays in disposing of illiquid securities held by a Fund, and transactions in illiquid securities may entail registration expenses and other transaction costs that are higher than those for transactions in liquid securities. The term
            "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which a Fund has valued the securities. Please see "Investment Objectives and Policies" in the Statement of Additional Information for a listing of various securities that are generally considered to be illiquid for these purposes. Restricted securities, i.e., securities subject to legal or contractual restrictions on resale, may be illiquid. However, some restricted securities (such as securities issued pursuant to Rule 144A under the Securities Act of 1933 and certain commercial paper) may be treated as liquid, although they may be less liquid than registered securities traded on established secondary markets.

Investment  Each of the Funds may invest up to 5% of its assets in other
in Other    investment companies. As a shareholder of an investment company, a
Investment  Fund may indirectly bear service and other fees which are in
Companies   addition to the fees the Fund pays its service providers.

Portfolio   With the exception of the Tax-Efficient Equity Fund, the length of
Turnover    time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." Each Fund may engage in active and frequent trading of portfolio securities to achieve its investment objective and principal investment strategies, particularly during periods of volatile market movements, although the Tax-Efficient Equity Fund will generally attempt to limit portfolio turnover as part of its tax-efficient management strategies. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in realization of taxable capital gains, including short-term capital gains (which are taxed at ordinary income tax rates when distributed to shareholders who are individuals). The trading costs and tax effects associated with portfolio turnover may adversely affect a Fund's performance.

Changes     The investment objective of each of the Global Innovation, Growth,
in          Innovation, Renaissance, Select Growth, Target and Tax-Efficient
Investment Equity Funds described in this Prospectus may be changed by the Objectives Board of Trustees without shareholder approval. The investment
and         objective of each other Fund is fundamental and may not be changed
Policies    without shareholder approval. Unless otherwise stated in the
            Statement of Additional Information, all investment policies of the Funds may be changed by the Board of Trustees without shareholder approval. If there is a change in a Fund's investment objective or policies, including a change approved by shareholder vote, shareholders should consider whether the Fund remains an appropriate investment in light of their then current financial position and needs.

New Funds   In addition to the risks described under "Summary of Principal
            Risks" above and in this section, the Global Innovation Fund is newly formed and therefore has no history upon which investors can evaluate its likely performance. Accordingly, there can be no assurance that the Fund will achieve its investment objective.
            Also, it is possible that the Fund may invest in securities offered in initial public offerings and other similar transactions which, because of the Fund's size, have a disproportionate impact on the Fund's performance results. The Fund would not necessarily have achieved the same performance results if its aggregate net assets had been greater.

Percentage Unless otherwise stated, all percentage limitations on Fund Investment investments listed in this Prospectus will apply at the time of Limitations investment. A Fund would not violate these limitations unless an excess or deficiency occurs or exists immediately after and as a result of an investment.

Other       The Funds may invest in other types of securities and use a
Investments variety of investment techniques and strategies which are not
and         described in this Prospectus. These securities and techniques may
Techniques  subject the Funds to additional risks. Please see the Statement of
            Additional Information for additional information about the securities and investment techniques described in this Prospectus and about additional securities and techniques that may be used by the Funds.

                                                                   Prospectus 42

            Financial Highlights

            The financial highlights table is intended to help you understand the financial performance of Class D shares of each Fund since the class of shares was first offered. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in Class D shares of a Fund, assuming reinvestment of all dividends and distributions. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with each Fund's financial statements, are included in the Trust's annual report to shareholders. The annual report is incorporated by reference in the Statement of Additional Information and is available free of charge upon request from the Distributor. The Global Innovation, Growth, Select Growth and Target Funds did not offer Class D shares during the periods shown.

                                                            Net Realized/    Total Income   Dividends   Distributions
 Year or                    Net Asset Value      Net          Unrealized        (Loss)       From Net      From Net
  Period                       Beginning     Investment     Gain (Loss) on  From Investment Investment Realized Capital
  Ended                        of Period    Income (Loss)    Investments      Operations      Income        Gains
-----------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund
  06/30/99                       $26.01          $0.06 (a)        $2.34 (a)       $2.40        $(0.13)       $(1.65)
  04/08/98-06/30/98               25.41           0.02 (a)         0.58 (a)        0.60          0.00          0.00
 Equity Income Fund (i)
  06/30/99                       $16.04          $0.40 (a)        $1.27 (a)       $1.67        $(0.36)       $(1.76)
  04/08/98-06/30/98               16.71           0.09 (a)        (0.66)(a)       (0.57)        (0.10)         0.00
 Innovation Fund (i)
  06/30/99                       $24.28         $(0.29)(a)       $14.79 (a)      $14.50         $0.00        $(1.26)
  04/08/98-06/30/98               21.50          (0.05)(a)         2.83 (a)        2.78          0.00          0.00
 Mid-Cap Fund
  06/30/99                       $23.99          $0.03 (a)       $(0.04)(a)      $(0.01)       $(0.01)       $(1.07)
  04/08/98-06/30/98               23.97           0.00 (a)         0.02 (a)        0.02          0.00          0.00
 Renaissance Fund (i)
  06/30/99                       $19.10          $0.00 (a)        $1.45 (a)       $1.45         $0.00        $(2.33)
  04/08/98-06/30/98               18.99           0.01 (a)         0.10 (a)        0.11          0.00          0.00
 Tax-Efficient Equity Fund
  07/10/98-06/30/99              $10.00          $0.03 (a)        $1.56 (a)       $1.59         $0.00         $0.00
 Value Fund (i)
  06/30/99                       $15.64          $0.23 (a)        $1.37 (a)       $1.60        $(0.23)       $(1.72)
  04/08/98-06/30/98               15.99           0.04 (a)        (0.34)(a)       (0.30)        (0.05)         0.00

-------
* Annualized
(a)Per share amounts based upon average number of shares outstanding during the period.
(i) The information provided for the Equity Income, Innovation, Renaissance and Value Funds reflects results of operations under each Funds' former Sub-Adviser through May 8, 2000, March 6, 1999, May 7, 1999 and May 8, 2000, respectively; the Funds would not necessarily have achieved the performance results shown above under their current investment management arrangements.

43 PIMCO Funds: Multi-Manager Series

                                                                                        Ratio of Net
Distributions                                                             Ratio of      Investment
in Excess of                    Net Asset                                 Expenses to Income (Loss) to
Net Realized         Total     Value End of               Net Assets End  Average Net   Average Net      Portfolio
Capital Gains    Distributions    Period    Total Return of Period (000s)   Assets         Assets      Turnover Rate
  ------------------------------------------------------------------------------------------------------------------
       $0.00         $(1.78)       $26.63        10.17%          $339        1.10%          0.24%           120%
        0.00           0.00         26.01         2.36            118        1.10*          0.27*            75
       $0.00         $(2.12)       $15.59        12.21%          $106        1.10%          2.73%            76%
        0.00          (0.10)        16.04        (3.43)           104        1.10*          2.23*            45
       $0.00         $(1.26)       $37.52        61.62%       $18,366        1.30%         (0.89)%          119%
        0.00           0.00         24.28        12.93            139        1.30*         (0.99)*          100
       $0.00         $(1.08)       $22.90         0.25%          $359        1.10%          0.16%            85%
        0.00           0.00         23.99         0.08            142        1.10*          0.03*            66
       $0.00         $(2.33)       $18.22        10.01%          $192        1.25%         (0.02)%          221%
        0.00           0.00         19.10         0.58            126        1.25*          0.21*           192
       $0.00          $0.00        $11.59        15.90%          $869        1.11%*         0.30%*           13%
       $0.00         $(1.95)       $15.29        12.00%          $118        1.10%          1.61%           101%
        0.00          (0.05)        15.64        (1.85)            98        1.10*          1.23*            77

                                                                   Prospectus 44

            PIMCO Funds: Multi-Manager Series

            The Trust's Statement of Additional Information ("SAI") and annual and semi-annual reports to shareholders include additional information about the Funds. The SAI and the financial statements included in the Funds' most recent annual report to shareholders are incorporated by reference into this Prospectus, which means they are part of this Prospectus for legal purposes. The Funds' annual report discusses the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

            You may get free copies of any of these materials, request other information about a Fund, or make shareholder inquiries by calling 1-888-87-PIMCO, or by writing to:

                  PIMCO Funds Distributors LLC
                  2187 Atlantic Street
                  Stamford, CT 06902

            You may also contact your financial service firm for additional information.

            You may review and copy information about the Trust, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-202-942-8090 for information about the operation of the public reference room. You may also access reports and other information about the Trust on the EDGAR database on the Commission's Web site at www.sec.gov. You may get copies of this information, with payment of a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the Trust's file number under the Investment Company Act, which is 811-6161.

            You can also visit our Web site at www.pimcofunds.com for additional information about the Funds.

            [LOGO OF PIMCO FUNDS]

            File No. 811-6161

Presenting the new PIMCO Funds Web site at www.pimcofunds.com

[GRAPHIC]
You'll find all the content you've come to rely on--at pimcofunds.com--and more.

As part of our commitment to provide our shareholders with easy access to timely information, we're pleased to introduce a redesigned version of the PIMCO Funds Web site (www.pimcofunds.com).

Designed to make the site user-friendly, you'll immediately notice improved navigation accompanied by intuitive labeling and graphics that load quickly. Content updates include expanded detail throughout the Fund Information section, and a variety of forms and literature are now available for printing and viewing online or for download to your hard drive.

Fund Information Section
In addition to everything we previously offered in the Fund Information section, we now offer the following:

 . Regular commentary from the manager of each fund.

 . A better design without frames allows you to bookmark fund profile pages.

 . Cross-links give you immediate access to literature with more detail about each fund.

 . One-click allows you to check out the NAV and year-to-date performance of any PIMCO Fund.

PIMCO Funds Bond Center
The PIMCO Funds Bond Center continues to deliver the best research and news about bonds and bond investing. Rely on the Bond Center to bring you the latest information from our world-class team of investment professionals led by PIMCO founder Bill Gross.

 . Investment Outlook--Bill Gross's monthly newsletter on economic and interest rate trends.

 . Manager Commentary--Read insight from PIMCO bond managers on the economy and its impact on their funds.

Daily Manager Commentary
PIMCO's Daily Manager Commentary provides investment insights from PIMCO's fund managers, including their outlooks on the economy and fund strategies that relate to the current economic climate. This commentary, on a wide range of subjects, is uniquely provided from the manager's perspective and helps investors make informed decisions based on information directly from PIMCO's investment professionals.



PZ006.6/00                                            Not part of the Prospectus

--------------------------------------------------------------------------------

[LOGO OF PIMCO FUNDS]

PIMCO Funds Distributors LLC

2187 Atlantic Street Stamford, CT 06902-6896

PIMCO Funds: Multi-Manager Series


--------------------------------------------------------------------------------
INVESTMENT ADVISOR AND ADMINISTRATOR
PIMCO Advisors L.P., 800 Newport Center Drive, Newport Beach, CA 92660

--------------------------------------------------------------------------------
PORTFOLIO MANAGERS
PIMCO Equity Advisors division of PIMCO Advisors L.P., Cadence Capital Management, Parametric Portfolio Associates

--------------------------------------------------------------------------------
DISTRIBUTOR
PIMCO Funds Distributors LLC, 2187 Atlantic Street, Stamford, CT 06902-6896

--------------------------------------------------------------------------------
CUSTODIAN
State Street Bank & Trust Co., 801 Pennsylvania, Kansas City, MO 64105

--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT AND TRANSFER AGENT
PFPC, Inc., Box 9688, Providence, RI 02940

--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City, MO 64105

--------------------------------------------------------------------------------
LEGAL COUNSEL
Ropes & Gray, One International Place, Boston, MA 02110

--------------------------------------------------------------------------------
For further information about the PIMCOFunds, call 1-800-426-0107 or visit our Web site at www.pimcofunds.com.

                                          Not part of the Prospectus

                        PIMCO FUNDS: MULTI-MANAGER SERIES

                          Supplement Dated June 1, 2000
                                     to the
                          Prospectus for Class D Shares
                               Dated June 1, 2000

                    Disclosure Relating to PIMCO Target Fund

         The Prospectus is revised by adding the following subsection to the end of the section captioned "How to Buy and Sell Shares."

Additional Restrictions

         Class D shares of PIMCO Target Fund will not be available for purchase until June 12, 2000. Similarly, until June 12, 2000, shareholders will not be permitted to exchange their shares of any Fund or series of PIMCO Funds: Pacific Investment Management Series for Class D shares of PIMCO Target Fund. These restrictions may be changed or eliminated at any time at the discretion of the Trust's distributor, PIMCO Funds Distributors LLC.